Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
AAR Corp.
(a)
...................... 323,768 $ 20,203,123
AerSale Corp.
(a)(b)
................... 242,914 3,083,793
Archer Aviation, Inc., Class A
(a)(b)
......... 1,466,639 9,005,163
Astronics Corp.
(a)
................... 250,782 4,368,622
Ducommun, Inc.
(a)(b)
................. 128,456 6,687,419
Kaman Corp. ..................... 268,284 6,425,402
Kratos Defense & Security Solutions, Inc.
(a)(b)
1,216,807 24,689,014
Moog, Inc., Class A ................. 217,102 31,432,028
National Presto Industries, Inc. .......... 48,218 3,870,941
Park Aerospace Corp. ................ 171,437 2,520,124
Parsons Corp.
(a)(b)
................... 215,111 13,489,611
Terran Orbital Corp.
(a)(b)
............... 918,762 1,047,389
Triumph Group, Inc.
(a)
................ 617,163 10,232,563
V2X, Inc.
(a)(b)
...................... 109,698 5,094,375
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 1,387,693 3,399,848
145,549,415
Air Freight & Logistics — 0.3%
(a)
Air Transport Services Group, Inc.
(b)
...... 539,463 9,499,943
Hub Group, Inc., Class A .............. 305,804 28,115,620
Radiant Logistics, Inc.
(b)
.............. 339,405 2,253,649
39,869,212
Automobile Components — 1.3%
Adient plc
(a)(b)
...................... 899,898 32,720,291
American Axle & Manufacturing Holdings, Inc.
(a)
1,131,651 9,969,845
Atmus Filtration Technologies, Inc.
(a)(b)
..... 59,421 1,395,799
Cooper-Standard Holdings, Inc.
(a)
........ 110,707 2,163,215
Dana, Inc. ........................ 1,260,353 18,413,757
Goodyear Tire & Rubber Co. (The)
(a)
...... 2,714,094 38,865,826
Holley, Inc.
(a)
...................... 506,739 2,467,819
LCI Industries ..................... 147,844 18,585,469
Modine Manufacturing Co.
(a)(b)
.......... 176,964 10,564,751
Patrick Industries, Inc. ............... 181,628 18,226,370
Solid Power, Inc., Class A
(a)(b)
........... 1,448,997 2,101,046
Standard Motor Products, Inc. .......... 196,561 7,825,094
Stoneridge, Inc.
(a)(b)
.................. 205,669 4,024,942
167,324,224
Automobiles — 0.2%
Winnebago Industries, Inc. ............ 279,188 20,347,221
Workhorse Group, Inc.
(a)(b)
............. 1,705,410 613,948
20,961,169
Banks — 17.4%
1st Source Corp. ................... 165,833 9,112,523
ACNB Corp. ...................... 82,047 3,672,424
Amalgamated Financial Corp. .......... 186,767 5,031,503
Amerant Bancorp, Inc., Class A ......... 261,716 6,430,362
American National Bankshares, Inc. ...... 101,008 4,924,140
Ameris Bancorp .................... 610,282 32,375,460
Ames National Corp. ................ 84,442 1,801,992
Arrow Financial Corp. ................ 146,786 4,101,201
Associated Banc-Corp. ............... 1,486,925 31,805,326
Atlantic Union Bankshares Corp. ........ 677,523 24,756,690
Axos Financial, Inc.
(a)(b)
............... 461,341 25,189,219
Banc of California, Inc. ............... 1,285,161 17,259,712
BancFirst Corp. .................... 185,770 18,080,994
Bank First Corp. ................... 90,595 7,850,963
Bank of Hawaii Corp. ................ 341,289 24,729,801
Bank of Marin Bancorp ............... 161,311 3,552,068
Bank of NT Butterfield & Son Ltd. (The) .... 443,404 14,193,362
Bank7 Corp. ...................... 31,743 868,171
BankUnited, Inc. ................... 671,904 21,789,847
Bankwell Financial Group, Inc. .......... 63,166 1,906,350
Security
Shares
Shares Value
Banks (continued)
Banner Corp. ..................... 311,636 $ 16,691,224
Bar Harbor Bankshares .............. 155,302 4,559,667
BayCom Corp. .................... 104,713 2,470,180
BCB Bancorp, Inc. .................. 159,435 2,048,740
Berkshire Hills Bancorp, Inc. ........... 397,609 9,872,631
Blue Foundry Bancorp
(a)(b)
............. 223,593 2,162,144
Blue Ridge Bankshares, Inc. ........... 168,198 509,640
Bridgewater Bancshares, Inc.
(a)(b)
........ 224,945 3,041,256
Brookline Bancorp, Inc. ............... 804,917 8,781,644
Burke & Herbert Financial Services Corp. .. 61,059 3,840,611
Business First Bancshares, Inc. ......... 235,206 5,797,828
Byline Bancorp, Inc. ................. 255,902 6,029,051
C&F Financial Corp. ................. 31,056 2,117,709
Cadence Bank .................... 1,592,456 47,120,773
Cambridge Bancorp ................. 76,861 5,334,153
Camden National Corp. .............. 143,639 5,405,136
Capital Bancorp, Inc. ................ 96,283 2,330,049
Capital City Bank Group, Inc. ........... 86,403 2,542,840
Capitol Federal Financial, Inc. .......... 1,219,692 7,867,013
Capstar Financial Holdings, Inc. ......... 192,448 3,606,476
Carter Bankshares, Inc.
(a)(b)
............ 222,269 3,327,367
Cathay General Bancorp .............. 631,024 28,124,740
Central Pacific Financial Corp. .......... 249,654 4,913,191
Central Valley Community Bancorp ....... 100,049 2,236,095
Chemung Financial Corp. ............. 34,985 1,742,253
ChoiceOne Financial Services, Inc. ....... 67,664 1,982,555
Citizens & Northern Corp. ............. 142,323 3,192,305
Citizens Financial Services, Inc. ......... 30,061 1,945,548
City Holding Co. ................... 122,640 13,522,286
Civista Bancshares, Inc. .............. 156,815 2,891,669
CNB Financial Corp. ................. 211,058 4,767,800
Codorus Valley Bancorp, Inc. ........... 89,167 2,291,592
Colony Bankcorp, Inc. ............... 169,128 2,249,402
Columbia Financial, Inc.
(a)(b)
............ 181,474 3,498,819
Community Bank System, Inc. .......... 479,085 24,965,119
Community Trust Bancorp, Inc. ......... 155,697 6,828,870
ConnectOne Bancorp, Inc. ............ 369,721 8,470,308
CrossFirst Bankshares, Inc.
(a)(b)
......... 459,581 6,241,110
Customers Bancorp, Inc.
(a)
............. 272,838 15,720,926
CVB Financial Corp. ................. 1,198,975 24,207,305
Dime Community Bancshares, Inc. ....... 334,079 8,996,747
Eagle Bancorp, Inc. ................. 268,615 8,096,056
Eastern Bankshares, Inc. ............. 1,529,681 21,721,470
Enterprise Bancorp, Inc. .............. 93,520 3,016,955
Enterprise Financial Services Corp. ...... 365,447 16,317,209
Equity Bancshares, Inc., Class A ........ 150,614 5,105,815
Esquire Financial Holdings, Inc. ......... 8,499 424,610
ESSA Bancorp, Inc. ................. 84,028 1,682,241
Evans Bancorp, Inc. ................. 50,973 1,607,179
Farmers & Merchants Bancorp, Inc. ...... 127,451 3,160,785
Farmers National Banc Corp. ........... 359,184 5,190,209
FB Financial Corp. .................. 358,114 14,270,843
Fidelity D&D Bancorp, Inc.
(b)
........... 44,991 2,610,828
Financial Institutions, Inc. ............. 151,502 3,226,993
First Bancorp ..................... 366,954 13,580,968
First BanCorp ..................... 1,435,258 23,609,994
First Bancorp, Inc. (The) .............. 92,302 2,604,762
First Bancshares, Inc. (The) ............ 303,933 8,914,355
First Bank ........................ 204,765 3,010,045
First Busey Corp. ................... 533,215 13,234,396
First Business Financial Services, Inc. ..... 77,495 3,107,549
First Commonwealth Financial Corp. ...... 921,979 14,235,356
First Community Bankshares, Inc. ....... 170,278 6,317,314
First Community Corp. ............... 68,880 1,482,986
First Financial Bancorp ............... 848,999 20,163,726

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Financial Corp. ................. 122,831 $ 5,285,418
First Foundation, Inc. ................ 501,986 4,859,224
First Interstate BancSystem, Inc., Class A .. 817,021 25,123,396
First Merchants Corp. ................ 587,799 21,795,587
First Mid Bancshares, Inc. ............. 217,272 7,530,648
First of Long Island Corp. (The) ......... 239,869 3,175,866
First Western Financial, Inc.
(a)(b)
......... 81,751 1,621,122
Five Star Bancorp .................. 73,062 1,912,763
Flushing Financial Corp. .............. 281,696 4,642,350
FS Bancorp, Inc. ................... 52,049 1,923,731
Fulton Financial Corp. ................ 1,470,628 24,206,537
FVCBankcorp, Inc.
(a)(b)
............... 152,700 2,168,340
German American Bancorp, Inc. ......... 281,443 9,121,568
Glacier Bancorp, Inc.
(b)
............... 1,080,908 44,663,119
Great Southern Bancorp, Inc. ........... 93,760 5,564,656
Greene County Bancorp, Inc.
(b)
.......... 29,884 842,729
Guaranty Bancshares, Inc. ............ 82,009 2,757,143
Hancock Whitney Corp. .............. 834,707 40,558,413
Hanmi Financial Corp. ............... 284,727 5,523,704
HarborOne Bancorp, Inc. ............. 406,808 4,873,560
HBT Financial, Inc. .................. 130,780 2,760,766
Heartland Financial USA, Inc. .......... 412,421 15,511,154
Heritage Commerce Corp. ............. 609,515 6,046,389
Heritage Financial Corp. .............. 311,174 6,656,012
Hilltop Holdings, Inc. ................. 470,177 16,554,932
Hingham Institution for Savings (The)
(b)
.... 16,536 3,214,598
Home Bancorp, Inc. ................. 68,921 2,895,371
Home BancShares, Inc. .............. 1,858,229 47,068,941
HomeStreet, Inc. ................... 198,662 2,046,219
HomeTrust Bancshares, Inc. ........... 118,597 3,192,631
Hope Bancorp, Inc. ................. 1,055,059 12,745,113
Horizon Bancorp, Inc. ................ 456,067 6,526,319
Independent Bank Corp. .............. 398,486 26,224,363
Independent Bank Corp. .............. 204,538 5,322,079
Independent Bank Group, Inc. .......... 346,745 17,642,386
International Bancshares Corp. ......... 529,300 28,751,576
John Marshall Bancorp, Inc. ........... 118,655 2,676,857
Kearny Financial Corp. ............... 585,936 5,255,846
Lakeland Bancorp, Inc. ............... 624,200 9,231,918
Lakeland Financial Corp. .............. 214,052 13,947,628
LCNB Corp. ...................... 100,876 1,590,815
Live Oak Bancshares, Inc. ............. 331,136 15,066,688
Luther Burbank Corp.
(a)
............... 139,159 1,490,393
Macatawa Bank Corp. ............... 254,405 2,869,688
MainStreet Bancshares, Inc. ........... 64,320 1,595,779
Mercantile Bank Corp. ............... 158,209 6,388,479
Metrocity Bankshares, Inc. ............ 178,606 4,290,116
Metropolitan Bank Holding Corp.
(a)
....... 93,743 5,191,487
Mid Penn Bancorp, Inc. ............... 142,587 3,462,012
Middlefield Banc Corp. ............... 75,559 2,445,845
Midland States Bancorp, Inc. ........... 213,325 5,879,237
MidWestOne Financial Group, Inc. ....... 148,381 3,992,933
MVB Financial Corp. ................ 102,939 2,322,304
National Bank Holdings Corp., Class A .... 329,332 12,247,857
National Bankshares, Inc. ............. 57,925 1,873,874
NBT Bancorp, Inc. .................. 376,233 15,767,925
Nicolet Bankshares, Inc.
(b)
............. 125,667 10,113,680
Northeast Bank .................... 66,218 3,654,571
Northeast Community Bancorp, Inc. ...... 123,576 2,192,238
Northfield Bancorp, Inc. .............. 394,566 4,963,640
Northrim BanCorp, Inc. ............... 51,650 2,954,897
Northwest Bancshares, Inc. ............ 1,150,015 14,352,187
Norwood Financial Corp. .............. 69,997 2,303,601
Oak Valley Bancorp ................. 64,082 1,919,256
OceanFirst Financial Corp. ............ 559,131 9,706,514
Security
Shares
Shares Value
Banks (continued)
OFG Bancorp ..................... 425,021 $ 15,929,787
Old National Bancorp ................ 2,853,007 48,187,288
Old Second Bancorp, Inc. ............. 433,733 6,696,838
Orange County Bancorp, Inc.
(b)
.......... 50,133 3,020,012
Origin Bancorp, Inc. ................. 289,819 10,308,862
Orrstown Financial Services, Inc. ........ 104,506 3,082,927
Pacific Premier Bancorp, Inc. ........... 859,509 25,020,307
Park National Corp. ................. 140,359 18,648,097
Parke Bancorp, Inc. ................. 101,315 2,051,629
Pathward Financial, Inc. .............. 160,821 8,512,256
PCB Bancorp ..................... 108,661 2,002,622
Peapack-Gladstone Financial Corp.
(b)
..... 181,674 5,417,519
Penns Woods Bancorp, Inc. ............ 66,539 1,497,793
Peoples Bancorp, Inc. ............... 344,044 11,614,925
Peoples Financial Services Corp. ........ 66,963 3,261,098
Pioneer Bancorp, Inc.
(a)
............... 123,266 1,233,893
Plumas Bancorp ................... 45,740 1,891,349
Ponce Financial Group, Inc.
(a)(b)
......... 180,091 1,757,688
Preferred Bank .................... 91,874 6,711,396
Premier Financial Corp. .............. 356,143 8,583,046
Primis Financial Corp. ................ 216,192 2,736,991
Princeton Bancorp, Inc. ............... 48,049 1,724,959
Provident Financial Services, Inc. ........ 667,272 12,030,914
QCR Holdings, Inc. ................. 164,465 9,603,111
RBB Bancorp ..................... 171,269 3,260,962
Red River Bancshares, Inc. ............ 46,982 2,636,160
Renasant Corp. .................... 498,131 16,777,052
Republic Bancorp, Inc., Class A ......... 84,134 4,640,831
S&T Bancorp, Inc. .................. 350,675 11,719,559
Sandy Spring Bancorp, Inc. ............ 449,517 12,244,843
Seacoast Banking Corp. of Florida ....... 760,449 21,642,379
ServisFirst Bancshares, Inc. ........... 323,791 21,574,194
Shore Bancshares, Inc. ............... 297,301 4,236,539
Sierra Bancorp .................... 133,233 3,004,404
Simmons First National Corp., Class A .... 1,144,144 22,699,817
SmartFinancial, Inc. ................. 152,456 3,733,647
South Plains Financial, Inc. ............ 115,238 3,337,292
Southern First Bancshares, Inc.
(a)
........ 77,345 2,869,499
Southern Missouri Bancorp, Inc. ......... 95,061 5,075,307
Southern States Bancshares, Inc. ........ 68,753 2,013,088
Southside Bancshares, Inc. ............ 271,188 8,493,608
SouthState Corp. ................... 738,788 62,390,647
Stellar Bancorp, Inc. ................. 443,666 12,351,661
Sterling Bancorp, Inc.
(a)
............... 190,859 1,101,256
Stock Yards Bancorp, Inc. ............. 39,434 2,030,457
Summit Financial Group, Inc. ........... 115,898 3,556,910
Texas Capital Bancshares, Inc.
(a)
........ 466,745 30,165,729
Third Coast Bancshares, Inc.
(a)
.......... 117,831 2,341,302
Timberland Bancorp, Inc. ............. 71,499 2,249,359
Tompkins Financial Corp. ............. 132,904 8,004,808
Towne Bank ...................... 698,799 20,796,258
TriCo Bancshares .................. 317,208 13,630,428
Triumph Financial, Inc.
(a)(b)
............. 212,673 17,052,121
TrustCo Bank Corp. ................. 170,738 5,301,415
Trustmark Corp. ................... 549,657 15,324,437
UMB Financial Corp. ................ 429,168 35,856,986
United Bankshares, Inc. .............. 1,250,425 46,953,459
United Community Banks, Inc. .......... 1,042,729 30,510,251
Unity Bancorp, Inc. .................. 67,305 1,991,555
Univest Financial Corp. ............... 306,553 6,753,363
USCB Financial Holdings, Inc., Class A
(a)
... 102,633 1,257,254
Valley National Bancorp .............. 4,211,777 45,739,898
Veritex Holdings, Inc. ................ 466,900 10,864,763
Virginia National Bankshares Corp. ....... 45,387 1,560,405
WaFd, Inc. ....................... 592,483 19,528,240

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Washington Trust Bancorp, Inc. ......... 183,509 $ 5,942,021
WesBanco, Inc. .................... 567,414 17,799,777
West BanCorp, Inc. ................. 158,186 3,353,543
Westamerica BanCorp ............... 166,151 9,372,578
WSFS Financial Corp. ............... 552,257 25,365,164
2,182,057,045
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 318,655 3,138,752
Primo Water Corp. .................. 1,281,359 19,284,453
Zevia PBC, Class A
(a)(b)
............... 95,964 192,887
22,616,092
Biotechnology — 4.8%
2seventy bio, Inc.
(a)(b)
................ 485,909 2,074,831
4D Molecular Therapeutics, Inc.
(a)(b)
....... 352,921 7,150,179
Aadi Bioscience, Inc.
(a)(b)
.............. 148,405 299,778
ACELYRIN, Inc.
(a)(b)
................. 169,966 1,267,946
Acrivon Therapeutics, Inc.
(a)(b)
........... 81,166 399,337
Adicet Bio, Inc.
(a)(b)
.................. 298,974 565,061
ADMA Biologics, Inc.
(a)(b)
.............. 996,038 4,502,092
Agenus, Inc.
(a)(b)
.................... 3,117,701 2,581,145
Agios Pharmaceuticals, Inc.
(a)(b)
......... 531,375 11,833,721
Allakos, Inc.
(a)(b)
.................... 664,347 1,813,667
Allogene Therapeutics, Inc.
(a)(b)
.......... 902,864 2,898,193
Allovir, Inc.
(a)(b)
..................... 483,996 329,020
Alpine Immune Sciences, Inc.
(a)
......... 143,771 2,740,275
Altimmune, Inc.
(a)(b)
.................. 515,268 5,796,765
ALX Oncology Holdings, Inc.
(a)
.......... 260,640 3,880,930
AnaptysBio, Inc.
(a)(b)
................. 32,121 688,032
Anika Therapeutics, Inc.
(a)(b)
............ 139,490 3,160,843
Annexon, Inc.
(a)
.................... 454,279 2,062,427
Apogee Therapeutics, Inc.
(a)
............ 106,485 2,975,191
Arbutus Biopharma Corp.
(a)(b)
........... 406,868 1,017,170
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 202,655 6,389,712
Arcus Biosciences, Inc.
(a)
.............. 362,455 6,922,890
Ardelyx, Inc.
(a)
..................... 766,950 4,755,090
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 180,138 987,156
Astria Therapeutics, Inc.
(a)
............. 34,584 265,605
Atara Biotherapeutics, Inc.
(a)
........... 861,700 441,880
Aura Biosciences, Inc.
(a)
.............. 265,103 2,348,813
Avidity Biosciences, Inc.
(a)(b)
............ 712,001 6,443,609
Beam Therapeutics, Inc.
(a)(b)
............ 66,254 1,803,434
BioAtla, Inc.
(a)(b)
.................... 419,228 1,031,301
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 438,623 2,627,352
Biohaven Ltd.
(a)(b)
................... 655,498 28,055,314
Bluebird Bio, Inc.
(a)(b)
................. 1,031,421 1,423,361
Bridgebio Pharma, Inc.
(a)(b)
............. 331,772 13,393,636
Cabaletta Bio, Inc.
(a)(b)
................ 36,042 818,153
CareDx, Inc.
(a)
..................... 494,684 5,936,208
Caribou Biosciences, Inc.
(a)(b)
........... 789,753 4,525,285
Carisma Therapeutics, Inc.
(b)
........... 249,629 731,413
Cartesian Therapeutics, Inc.
(a)(b)
......... 815,338 562,094
Celcuity, Inc.
(a)(b)
.................... 165,941 2,417,760
Celldex Therapeutics, Inc.
(a)(b)
........... 328,189 13,015,976
Century Therapeutics, Inc.
(a)
........... 232,446 771,721
Cogent Biosciences, Inc.
(a)(b)
........... 353,137 2,076,446
Coherus Biosciences, Inc.
(a)(b)
........... 174,982 582,690
Compass Therapeutics, Inc.
(a)(b)
......... 739,860 1,154,182
Crinetics Pharmaceuticals, Inc.
(a)
........ 518,172 18,436,560
Cullinan Oncology, Inc.
(a)
.............. 262,186 2,671,675
Cytokinetics, Inc.
(a)(b)
................. 69,894 5,835,450
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 56,689 827,659
Deciphera Pharmaceuticals, Inc.
(a)
....... 335,517 5,411,889
Design Therapeutics, Inc.
(a)
............ 312,967 829,363
Security
Shares
Shares Value
Biotechnology (continued)
Disc Medicine, Inc.
(a)(b)
............... 6,522 $ 376,711
Dynavax Technologies Corp.
(a)(b)
......... 209,304 2,926,070
Dyne Therapeutics, Inc.
(a)(b)
............ 306,010 4,069,933
Eagle Pharmaceuticals, Inc.
(a)
.......... 105,524 551,891
Editas Medicine, Inc.
(a)(b)
.............. 782,169 7,923,372
Emergent BioSolutions, Inc.
(a)(b)
......... 552,281 1,325,474
Enanta Pharmaceuticals, Inc.
(a)(b)
........ 166,580 1,567,518
Entrada Therapeutics, Inc.
(a)(b)
.......... 198,055 2,988,650
Erasca, Inc.
(a)
..................... 784,996 1,672,041
Fate Therapeutics, Inc.
(a)
.............. 814,477 3,046,144
Fennec Pharmaceuticals, Inc.
(a)(b)
........ 127,732 1,433,153
FibroGen, Inc.
(a)(b)
................... 1,072,375 950,446
Genelux Corp.
(a)(b)
.................. 128,944 1,806,505
Generation Bio Co.
(a)(b)
............... 435,867 719,181
Geron Corp.
(a)(b)
.................... 1,249,715 2,636,899
Graphite Bio, Inc.
(a)(b)
................ 243,945 639,136
Gritstone bio, Inc.
(a)(b)
................ 842,809 1,719,330
HilleVax, Inc.
(a)
..................... 190,128 3,051,554
Humacyte, Inc.
(a)
................... 63,111 179,235
Icosavax, Inc.
(a)
.................... 267,857 4,221,426
Ideaya Biosciences, Inc.
(a)(b)
............ 205,958 7,327,986
IGM Biosciences, Inc.
(a)
............... 134,718 1,119,507
Immuneering Corp., Class A
(a)(b)
......... 46,246 339,908
ImmunityBio, Inc.
(a)(b)
................. 216,589 1,087,277
ImmunoGen, Inc.
(a)(b)
................. 957,082 28,377,481
Inhibrx, Inc.
(a)
..................... 110,027 4,181,026
Inozyme Pharma, Inc.
(a)(b)
............. 456,636 1,945,269
Intellia Therapeutics, Inc.
(a)(b)
........... 719,313 21,931,853
Iovance Biotherapeutics, Inc.
(a)(b)
......... 2,198,709 17,875,504
Ironwood Pharmaceuticals, Inc., Class A
(a)
.. 802,061 9,175,578
iTeos Therapeutics, Inc.
(a)
............. 237,153 2,596,825
Janux Therapeutics, Inc.
(a)(b)
............ 152,241 1,633,546
KalVista Pharmaceuticals, Inc.
(a)(b)
........ 295,621 3,621,357
Kezar Life Sciences, Inc.
(a)(b)
........... 674,710 639,220
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 296,936 5,208,257
Kodiak Sciences, Inc.
(a)
............... 316,859 963,251
Kura Oncology, Inc.
(a)(b)
............... 688,984 9,907,590
Larimar Therapeutics, Inc.
(a)
............ 248,095 1,128,832
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 525,813 804,494
Lyell Immunopharma, Inc.
(a)(b)
........... 1,661,218 3,222,763
MacroGenics, Inc.
(a)
................. 404,611 3,892,358
MannKind Corp.
(a)(b)
................. 455,952 1,659,665
MeiraGTx Holdings plc
(a)
.............. 72,832 511,281
Mersana Therapeutics, Inc.
(a)
........... 427,499 991,798
MiMedx Group, Inc.
(a)
................ 1,110,396 9,738,173
Mineralys Therapeutics, Inc.
(a)(b)
......... 137,265 1,180,479
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 289,560 1,636,014
Morphic Holding, Inc.
(a)
............... 42,027 1,213,740
Myriad Genetics, Inc.
(a)
............... 770,094 14,739,599
Nkarta, Inc.
(a)(b)
.................... 284,822 1,879,825
Novavax, Inc.
(a)(b)
................... 155,325 745,560
Nurix Therapeutics, Inc.
(a)(b)
............ 460,573 4,753,113
Ocean Biomedical, Inc.
(a)(b)
............. 86,724 57,238
Olema Pharmaceuticals, Inc.
(a)(b)
......... 254,409 3,569,358
Organogenesis Holdings, Inc., Class A
(a)(b)
.. 603,620 2,468,806
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 381,363 3,508,540
Ovid Therapeutics, Inc.
(a)(b)
............. 555,530 1,788,807
PepGen, Inc.
(a)
.................... 71,415 485,622
PMV Pharmaceuticals, Inc.
(a)
........... 373,126 1,156,691
Poseida Therapeutics, Inc.
(a)
........... 673,855 2,264,153
Precigen, Inc.
(a)(b)
................... 1,326,186 1,777,089
Prelude Therapeutics, Inc.
(a)(b)
.......... 138,537 591,553
ProKidney Corp., Class A
(a)(b)
........... 319,755 569,164
Protagonist Therapeutics, Inc.
(a)(b)
........ 201,596 4,622,596
Protalix BioTherapeutics, Inc.
(a)
......... 618,869 1,101,587

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
PTC Therapeutics, Inc.
(a)(b)
............. 132,922 $ 3,663,330
Rallybio Corp.
(a)(b)
................... 281,879 673,691
RAPT Therapeutics, Inc.
(a)(b)
............ 69,721 1,732,567
RayzeBio, Inc.
(a)
.................... 103,776 6,451,754
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
1,306,892 12,885,955
REGENXBIO, Inc.
(a)(b)
................ 391,917 7,034,910
Relay Therapeutics, Inc.
(a)(b)
............ 870,793 9,587,431
Replimune Group, Inc.
(a)(b)
............. 470,991 3,970,454
REVOLUTION Medicines, Inc.
(a)(b)
........ 359,397 10,307,506
Rigel Pharmaceuticals, Inc.
(a)
........... 358,706 520,124
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 71,069 2,129,938
Sage Therapeutics, Inc.
(a)(b)
............ 36,358 787,878
Sagimet Biosciences, Inc., Class A
(a)(b)
..... 26,020 141,028
Sana Biotechnology, Inc.
(a)(b)
........... 841,163 3,431,945
Sangamo Therapeutics, Inc.
(a)
.......... 1,690,739 918,579
Savara, Inc.
(a)(b)
.................... 797,073 3,746,243
Scholar Rock Holding Corp.
(a)(b)
......... 539,872 10,149,594
Seres Therapeutics, Inc.
(a)(b)
............ 309,011 432,615
Stoke Therapeutics, Inc.
(a)(b)
............ 260,060 1,367,916
Sutro Biopharma, Inc.
(a)(b)
............. 573,364 2,459,732
Syndax Pharmaceuticals, Inc.
(a)(b)
........ 110,805 2,394,496
Tango Therapeutics, Inc.
(a)
............. 427,094 4,228,231
Tenaya Therapeutics, Inc.
(a)(b)
........... 423,382 1,371,758
Travere Therapeutics, Inc.
(a)(b)
.......... 59,678 536,505
Turnstone Biologics Corp.
(a)(b)
........... 28,912 73,581
Twist Bioscience Corp.
(a)(b)
............. 546,795 20,154,864
Tyra Biosciences, Inc.
(a)(b)
............. 85,115 1,178,843
UroGen Pharma Ltd.
(a)
............... 47,612 714,180
Vanda Pharmaceuticals, Inc.
(a)
.......... 567,961 2,396,795
Vera Therapeutics, Inc., Class A
(a)(b)
....... 167,761 2,580,164
Veracyte, Inc.
(a)(b)
................... 692,108 19,039,891
Verve Therapeutics, Inc.
(a)(b)
............ 504,145 7,027,781
Vigil Neuroscience, Inc.
(a)
............. 141,563 478,483
Vir Biotechnology, Inc.
(a)
.............. 766,806 7,714,068
Viridian Therapeutics, Inc.
(a)(b)
........... 90,339 1,967,583
Vor BioPharma, Inc.
(a)(b)
............... 337,179 758,653
X4 Pharmaceuticals, Inc.
(a)
............ 555,047 465,407
Xencor, Inc.
(a)(b)
.................... 256,839 5,452,692
XOMA Corp.
(a)(b)
.................... 69,490 1,285,565
Y-mAbs Therapeutics, Inc.
(a)(b)
.......... 181,551 1,238,178
Zura Bio Ltd., Class A
(a)(b)
............. 153,685 717,709
Zymeworks, Inc.
(a)(b)
................. 522,581 5,429,617
604,923,516
Broadline Retail — 0.0%
Big Lots, Inc. ...................... 303,496 2,364,234
ContextLogic, Inc., Class A
(a)(b)
.......... 210,761 1,254,028
Savers Value Village, Inc.
(a)(b)
........... 125,415 2,179,713
5,797,975
Building Products — 1.8%
American Woodmark Corp.
(a)
........... 146,866 13,636,508
Apogee Enterprises, Inc. .............. 129,983 6,942,392
AZZ, Inc. ........................ 233,155 13,543,974
Gibraltar Industries, Inc.
(a)
............. 126,715 10,007,951
Griffon Corp. ...................... 161,348 9,834,161
Insteel Industries, Inc. ................ 179,045 6,855,633
JELD-WEN Holding, Inc.
(a)(b)
............ 817,365 15,431,851
Masterbrand, Inc.
(a)
................. 1,242,237 18,447,219
Quanex Building Products Corp. ......... 317,444 9,704,263
Resideo Technologies, Inc.
(a)
........... 1,401,473 26,375,722
UFP Industries, Inc. ................. 487,648 61,224,206
Zurn Elkay Water Solutions Corp. ........ 1,129,521 33,219,213
225,223,093
Security
Shares
Shares Value
Capital Markets — 0.8%
Artisan Partners Asset Management, Inc.,
Class A ....................... 157,607 $ 6,963,077
Bakkt Holdings, Inc., Class A
(a)(b)
......... 714,500 1,593,335
BGC Group, Inc., Class A ............. 1,831,682 13,224,744
Brightsphere Investment Group, Inc. ...... 194,536 3,727,310
Donnelley Financial Solutions, Inc.
(a)(b)
..... 68,942 4,299,913
Forge Global Holdings, Inc.
(a)(b)
.......... 1,073,798 3,683,127
GCM Grosvenor, Inc., Class A .......... 40,375 361,760
Hamilton Lane, Inc., Class A ........... 145,200 16,471,488
MarketWise, Inc., Class A ............. 329,557 899,691
Moelis & Co., Class A ................ 248,301 13,937,135
Open Lending Corp., Class A
(a)
.......... 77,190 656,887
Piper Sandler Cos. .................. 30,983 5,417,997
StoneX Group, Inc.
(a)(b)
............... 231,363 17,081,530
Victory Capital Holdings, Inc., Class A ..... 32,209 1,109,278
Virtus Investment Partners, Inc. ......... 58,871 14,232,653
103,659,925
Chemicals — 1.4%
AdvanSix, Inc. ..................... 255,802 7,663,828
American Vanguard Corp. ............. 215,849 2,367,863
Aspen Aerogels, Inc.
(a)(b)
.............. 489,889 7,730,448
Avient Corp. ...................... 868,459 36,101,841
Core Molding Technologies, Inc.
(a)(b)
....... 63,140 1,169,984
Danimer Scientific, Inc., Class A
(a)(b)
....... 845,604 862,516
Ecovyst, Inc.
(a)(b)
.................... 688,308 6,724,769
HB Fuller Co. ..................... 55,329 4,504,334
Innospec, Inc. ..................... 27,246 3,357,797
Intrepid Potash, Inc.
(a)(b)
............... 109,312 2,611,464
Koppers Holdings, Inc. ............... 191,748 9,821,332
Kronos Worldwide, Inc. ............... 220,502 2,191,790
LSB Industries, Inc.
(a)(b)
............... 508,292 4,732,198
Mativ Holdings, Inc. ................. 521,696 7,987,166
Minerals Technologies, Inc. ............ 310,360 22,131,772
Origin Materials, Inc., Class A
(a)(b)
........ 1,226,783 1,025,836
Perimeter Solutions SA
(a)(b)
............ 1,496,830 6,885,418
PureCycle Technologies, Inc.
(a)(b)
......... 885,473 3,586,166
Rayonier Advanced Materials, Inc.
(a)
...... 627,940 2,543,157
Stepan Co. ....................... 180,316 17,048,878
Trinseo plc ....................... 348,273 2,915,045
Tronox Holdings plc ................. 1,123,971 15,915,429
Valhi, Inc. ........................ 32,236 489,665
170,368,696
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. ................. 635,564 28,492,334
ACCO Brands Corp. ................. 891,212 5,418,569
Aris Water Solutions, Inc., Class A ....... 265,220 2,225,196
BrightView Holdings, Inc.
(a)
............ 397,454 3,346,563
CECO Environmental Corp.
(a)
........... 279,530 5,668,868
Cimpress plc
(a)
..................... 75,796 6,067,470
CompX International, Inc. ............. 15,200 384,256
CoreCivic, Inc.
(a)
................... 1,085,657 15,774,596
Deluxe Corp. ...................... 420,841 9,027,039
Ennis, Inc. ....................... 237,230 5,197,709
Enviri Corp.
(a)
..................... 742,835 6,685,515
GEO Group, Inc. (The)
(a)
.............. 1,171,038 12,682,342
Healthcare Services Group, Inc.
(a)
........ 44,020 456,487
HNI Corp. ........................ 399,390 16,706,484
Interface, Inc. ..................... 548,318 6,919,773
Li-Cycle Holdings Corp.
(a)(b)
............ 1,320,567 772,268
Liquidity Services, Inc.
(a)
.............. 86,275 1,484,793
Matthews International Corp., Class A ..... 206,956 7,584,937
MillerKnoll, Inc. .................... 706,625 18,852,755
NL Industries, Inc. .................. 78,818 442,169

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
OPENLANE, Inc.
(a)(b)
................. 1,033,006 $ 15,298,819
Performant Financial Corp.
(a)(b)
.......... 170,583 533,072
Quad/Graphics, Inc., Class A
(a)(b)
......... 298,236 1,616,439
Steelcase, Inc., Class A .............. 890,414 12,038,397
UniFirst Corp. ..................... 144,224 26,380,012
VSE Corp. ....................... 125,519 8,109,783
218,166,645
Communications Equipment — 0.3%
ADTRAN Holdings, Inc. .............. 760,627 5,583,002
Aviat Networks, Inc.
(a)
................ 106,720 3,485,475
Comtech Telecommunications Corp. ...... 263,882 2,224,525
Digi International, Inc.
(a)(b)
............. 34,686 901,836
DZS, Inc.
(a)(b)
...................... 203,724 401,336
KVH Industries, Inc.
(a)
................ 177,584 934,092
NETGEAR, Inc.
(a)
................... 276,140 4,026,121
NetScout Systems, Inc.
(a)
............. 670,188 14,710,627
Ribbon Communications, Inc.
(a)(b)
........ 873,739 2,533,843
Viavi Solutions, Inc.
(a)
................ 398,665 4,014,557
38,815,414
Construction & Engineering — 1.0%
API Group Corp.
(a)(b)
................. 654,940 22,660,924
Arcosa, Inc. ...................... 463,539 38,306,863
Argan, Inc. ....................... 118,774 5,557,435
Concrete Pumping Holdings, Inc.
(a)(b)
...... 94,362 773,768
Fluor Corp.
(a)(b)
..................... 102,616 4,019,469
Granite Construction, Inc. ............. 363,730 18,499,308
Great Lakes Dredge & Dock Corp.
(a)
...... 622,907 4,783,926
INNOVATE Corp.
(a)(b)
................. 392,739 483,069
Limbach Holdings, Inc.
(a)(b)
............. 71,141 3,234,781
Northwest Pipe Co.
(a)
................ 90,426 2,736,291
Primoris Services Corp. .............. 478,453 15,889,424
Southland Holdings, Inc.
(a)(b)
............ 21,843 112,710
Sterling Infrastructure, Inc.
(a)(b)
.......... 36,788 3,234,769
Tutor Perini Corp.
(a)
................. 406,737 3,701,307
123,994,044
Construction Materials — 0.6%
(a)
Knife River Corp. ................... 541,826 35,858,045
Summit Materials, Inc., Class A
(b)
........ 1,144,950 44,034,777
79,892,822
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a)(b)
........... 42,472 1,642,392
Bread Financial Holdings, Inc. .......... 403,728 13,298,800
Consumer Portfolio Services, Inc.
(a)(b)
...... 87,545 820,297
Encore Capital Group, Inc.
(a)(b)
.......... 224,139 11,375,054
Enova International, Inc.
(a)
............. 275,905 15,274,101
Green Dot Corp., Class A
(a)
............ 419,834 4,156,357
LendingClub Corp.
(a)
................. 1,079,556 9,435,319
LendingTree, Inc.
(a)
.................. 79,824 2,420,264
Navient Corp. ..................... 839,642 15,634,134
Nelnet, Inc., Class A ................. 123,771 10,919,078
OppFi, Inc., Class A
(a)
................ 110,353 565,007
PRA Group, Inc.
(a)
.................. 371,068 9,721,981
PROG Holdings, Inc.
(a)
............... 345,548 10,680,889
Regional Management Corp. ........... 67,863 1,702,004
World Acceptance Corp.
(a)(b)
............ 37,026 4,833,004
112,478,681
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) ................ 309,480 17,807,479
HF Foods Group, Inc.
(a)(b)
.............. 385,372 2,057,887
Ingles Markets, Inc., Class A ........... 140,432 12,129,112
Natural Grocers by Vitamin Cottage, Inc. ... 87,540 1,400,640
PriceSmart, Inc. .................... 71,226 5,397,506
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
SpartanNash Co. ................... 335,043 $ 7,689,237
United Natural Foods, Inc.
(a)
............ 571,324 9,272,589
Village Super Market, Inc., Class A ....... 79,493 2,085,101
Weis Markets, Inc. .................. 161,917 10,356,211
68,195,762
Containers & Packaging — 0.3%
Greif, Inc., Class A, NVS .............. 236,864 15,535,910
Greif, Inc., Class B .................. 47,840 3,157,918
O-I Glass, Inc.
(a)
.................... 235,096 3,850,873
Pactiv Evergreen, Inc. ............... 394,479 5,408,307
Ranpak Holdings Corp., Class A
(a)(b)
...... 409,172 2,381,381
TriMas Corp. ...................... 396,678 10,047,854
40,382,243
Distributors — 0.0%
Weyco Group, Inc. .................. 53,394 1,674,436
Diversified Consumer Services — 0.7%
2U, Inc.
(a)(b)
....................... 824,861 1,014,579
Adtalem Global Education, Inc.
(a)
........ 378,467 22,310,630
Chegg, Inc.
(a)(b)
.................... 171,584 1,949,194
European Wax Center, Inc., Class A
(a)
..... 20,592 279,845
Graham Holdings Co., Class B .......... 34,384 23,949,144
Laureate Education, Inc. .............. 196,019 2,687,420
Lincoln Educational Services Corp.
(a)
...... 220,090 2,209,704
Perdoceo Education Corp. ............. 617,501 10,843,318
Strategic Education, Inc.
(b)
............. 216,541 20,001,892
Universal Technical Institute, Inc.
(a)(b)
...... 258,222 3,232,939
WW International, Inc.
(a)(b)
............. 522,696 4,573,590
93,052,255
Diversified REITs — 1.2%
Alexander & Baldwin, Inc. ............. 713,225 13,565,539
Alpine Income Property Trust, Inc. ....... 135,549 2,292,134
American Assets Trust, Inc. ............ 470,994 10,602,075
Armada Hoffler Properties, Inc. ......... 664,086 8,214,744
Broadstone Net Lease, Inc. ............ 1,813,158 31,222,581
CTO Realty Growth, Inc. .............. 200,016 3,466,277
Empire State Realty Trust, Inc., Class A .... 1,287,940 12,480,139
Essential Properties Realty Trust, Inc. ..... 1,340,245 34,256,662
Gladstone Commercial Corp. ........... 321,510 4,256,792
Global Net Lease, Inc. ............... 1,912,066 19,025,057
NexPoint Diversified Real Estate Trust .... 296,624 2,358,161
One Liberty Properties, Inc. ............ 161,062 3,528,868
145,269,029
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)(b)
.................... 11,478 382,447
ATN International, Inc. ............... 109,158 4,253,887
Bandwidth, Inc., Class A
(a)
............. 171,828 2,486,351
Cogent Communications Holdings, Inc. .... 162,889 12,389,337
Consolidated Communications Holdings, Inc.
(a)
664,307 2,889,736
EchoStar Corp., Class A
(a)(b)
............ 326,301 5,406,808
Globalstar, Inc.
(a)(b)
.................. 829,044 1,608,345
IDT Corp., Class B
(a)
................. 45,152 1,539,232
Liberty Latin America Ltd., Class A
(a)
...... 361,419 2,641,973
Liberty Latin America Ltd., Class C, NVS
(a)(b)
. 1,292,379 9,486,062
Lumen Technologies, Inc.
(a)
............ 9,899,433 18,115,962
Shenandoah Telecommunications Co. ..... 463,329 10,017,173
71,217,313
Electric Utilities — 1.1%
ALLETE, Inc. ..................... 557,347 34,087,343
Genie Energy Ltd., Class B ............ 88,236 2,482,079
MGE Energy, Inc. ................... 168,572 12,189,441
Otter Tail Corp. .................... 185,019 15,721,064

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
PNM Resources, Inc. ................ 729,947 $ 30,365,795
Portland General Electric Co. ........... 980,568 42,497,817
137,343,539
Electrical Equipment — 0.6%
Babcock & Wilcox Enterprises, Inc.
(a)
...... 503,772 735,507
Blink Charging Co.
(a)(b)
................ 248,948 843,934
Encore Wire Corp.
(b)
................. 143,818 30,719,525
Energy Vault Holdings, Inc.
(a)(b)
.......... 924,577 2,154,265
EnerSys ......................... 27,427 2,769,030
ESS Tech, Inc.
(a)(b)
.................. 921,764 1,050,811
FuelCell Energy, Inc.
(a)(b)
.............. 4,378,449 7,005,518
GrafTech International Ltd. ............ 874,657 1,915,499
LSI Industries, Inc. .................. 66,774 940,178
Powell Industries, Inc. ................ 87,906 7,770,890
Preformed Line Products Co. ........... 12,886 1,724,920
SES AI Corp., Class A
(a)(b)
............. 1,072,080 1,961,906
Stem, Inc.
(a)(b)
..................... 1,360,875 5,280,195
Thermon Group Holdings, Inc.
(a)
......... 279,262 9,095,563
73,967,741
Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.
(a)(b)
................. 211,598 2,374,130
Aeva Technologies, Inc.
(a)(b)
............ 749,843 568,156
Arlo Technologies, Inc.
(a)
.............. 97,714 930,237
Bel Fuse, Inc., Class B, NVS ........... 92,158 6,153,390
Belden, Inc. ...................... 154,907 11,966,566
Benchmark Electronics, Inc. ........... 335,398 9,270,401
Climb Global Solutions, Inc. ............ 6,409 351,405
Daktronics, Inc.
(a)
................... 352,005 2,985,002
ePlus, Inc.
(a)
...................... 241,226 19,259,484
Evolv Technologies Holdings, Inc., Class A
(a)(b)
897,391 4,235,685
FARO Technologies, Inc.
(a)(b)
........... 165,122 3,720,199
Iteris, Inc.
(a)(b)
...................... 177,695 924,014
Itron, Inc.
(a)
....................... 393,807 29,736,367
Kimball Electronics, Inc.
(a)
............. 170,823 4,603,680
Knowles Corp.
(a)
................... 852,234 15,263,511
Methode Electronics, Inc. ............. 326,931 7,431,142
Mirion Technologies, Inc., Class A
(a)(b)
..... 1,903,739 19,513,325
Motomova, Inc., NVS
(a)(c)
.............. 19,086 —
nLight, Inc.
(a)(b)
..................... 424,475 5,730,412
PAR Technology Corp.
(a)(b)
............. 232,960 10,143,078
PC Connection, Inc. ................. 110,855 7,450,565
Plexus Corp.
(a)(b)
.................... 30,119 3,256,767
Richardson Electronics Ltd. ............ 119,685 1,597,795
Rogers Corp.
(a)(b)
................... 43,565 5,753,630
Sanmina Corp.
(a)
................... 513,865 26,397,245
ScanSource, Inc.
(a)(b)
................. 241,195 9,553,734
SmartRent, Inc., Class A
(a)(b)
............ 1,774,749 5,661,449
TTM Technologies, Inc.
(a)
.............. 988,019 15,620,580
Vishay Intertechnology, Inc. ............ 1,233,802 29,574,234
Vishay Precision Group, Inc.
(a)
.......... 115,065 3,920,265
Vuzix Corp.
(a)(b)
.................... 579,853 1,208,993
265,155,441
Energy Equipment & Services — 2.0%
Archrock, Inc. ..................... 1,103,701 16,996,995
Atlas Energy Solutions, Inc.
(b)
........... 139,171 2,396,525
Bristow Group, Inc.
(a)
................ 222,241 6,282,753
Core Laboratories, Inc.
(b)
.............. 305,235 5,390,450
Diamond Offshore Drilling, Inc.
(a)
......... 972,100 12,637,300
DMC Global, Inc.
(a)
.................. 126,504 2,380,805
Dril-Quip, Inc.
(a)(b)
................... 319,591 7,436,883
Expro Group Holdings NV
(a)
............ 537,521 8,557,334
Forum Energy Technologies, Inc.
(a)(b)
...... 92,116 2,042,212
Helix Energy Solutions Group, Inc.
(a)(b)
..... 1,405,474 14,448,273
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Helmerich & Payne, Inc. .............. 940,656 $ 34,070,560
KLX Energy Services Holdings, Inc.
(a)(b)
.... 116,306 1,309,605
Kodiak Gas Services, Inc. ............. 101,090 2,029,887
Liberty Energy, Inc., Class A ........... 1,479,797 26,843,518
Mammoth Energy Services, Inc.
(a)(b)
....... 232,527 1,037,070
Nabors Industries Ltd.
(a)
.............. 8,966 731,895
Newpark Resources, Inc.
(a)
............ 717,123 4,761,697
Noble Corp. plc .................... 186,703 8,991,616
Oil States International, Inc.
(a)
........... 602,381 4,090,167
Patterson-UTI Energy, Inc. ............ 3,190,175 34,453,890
ProFrac Holding Corp., Class A
(a)(b)
....... 192,197 1,629,831
ProPetro Holding Corp.
(a)
.............. 926,345 7,762,771
Ranger Energy Services, Inc. ........... 133,390 1,364,580
RPC, Inc. ........................ 839,586 6,112,186
SEACOR Marine Holdings, Inc.
(a)(b)
....... 226,576 2,852,592
Seadrill Ltd.
(a)
..................... 484,221 22,893,969
Select Water Solutions, Inc., Class A ...... 773,258 5,869,028
Solaris Oilfield Infrastructure, Inc., Class A .. 255,450 2,033,382
US Silica Holdings, Inc.
(a)
............. 713,258 8,066,948
255,474,722
Entertainment — 0.2%
Cinemark Holdings, Inc.
(a)(b)
............ 178,662 2,517,348
Lions Gate Entertainment Corp., Class A
(a)(b)
. 178,361 1,944,135
Lions Gate Entertainment Corp., Class B,
NVS
(a)(b)
....................... 376,129 3,832,754
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 55,496 1,764,218
Marcus Corp. (The)
(b)
................ 229,476 3,345,760
Playstudios, Inc., Class A
(a)
............ 838,650 2,272,742
Reservoir Media, Inc.
(a)(b)
.............. 164,765 1,174,774
Sphere Entertainment Co., Class A
(a)(b)
..... 260,457 8,845,120
Vivid Seats, Inc., Class A
(a)
............ 162,995 1,030,128
26,726,979
Financial Services — 3.2%
Acacia Research Corp.
(a)(b)
............. 348,537 1,366,265
Alerus Financial Corp. ............... 179,581 4,020,819
A-Mark Precious Metals, Inc. ........... 183,290 5,544,522
AvidXchange Holdings, Inc.
(a)(b)
.......... 130,151 1,612,571
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 263,734 6,524,779
Cannae Holdings, Inc.
(a)(b)
............. 668,149 13,035,587
Cantaloupe, Inc.
(a)(b)
................. 177,915 1,318,350
Cass Information Systems, Inc. ......... 18,972 854,689
Compass Diversified Holdings .......... 620,452 13,929,147
Enact Holdings, Inc. ................. 293,021 8,465,377
Essent Group Ltd. .................. 1,011,110 53,325,941
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 74,122 14,173,609
Finance of America Cos., Inc., Class A
(a)(b)
.. 514,067 565,474
Jackson Financial, Inc., Class A ......... 724,270 37,082,624
Marqeta, Inc., Class A
(a)
.............. 3,979,132 27,774,341
Merchants Bancorp ................. 158,334 6,741,862
Mr Cooper Group, Inc.
(a)
.............. 621,414 40,466,480
NewtekOne, Inc. ................... 228,791 3,157,316
NMI Holdings, Inc., Class A
(a)
........... 717,192 21,286,259
Ocwen Financial Corp.
(a)(b)
............. 60,752 1,868,731
Pagseguro Digital Ltd., Class A
(a)
........ 778,304 9,705,451
Paysafe Ltd.
(a)
..................... 318,573 4,074,549
PennyMac Financial Services, Inc. ....... 233,692 20,651,362
Radian Group, Inc. .................. 1,388,938 39,654,180
Repay Holdings Corp., Class A
(a)(b)
....... 799,074 6,824,092
Security National Financial Corp., Class A
(a)
. 127,472 1,147,248
StoneCo Ltd., Class A
(a)
.............. 1,112,180 20,052,605

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
SWK Holdings Corp.
(a)(b)
.............. 21,059 $ 369,164
Velocity Financial, Inc.
(a)
.............. 76,832 1,323,047
Walker & Dunlop, Inc. ................ 309,984 34,411,324
Waterstone Financial, Inc. ............. 184,445 2,619,119
403,946,884
Food Products — 0.5%
Alico, Inc.
(b)
....................... 68,396 1,988,956
B&G Foods, Inc. ................... 703,950 7,391,475
Benson Hill, Inc.
(a)(b)
................. 1,609,072 279,657
BRC, Inc., Class A
(a)
................. 69,082 250,767
Cal-Maine Foods, Inc. ................ 39,098 2,243,834
Dole plc ......................... 298,868 3,673,088
Forafric Global plc
(a)(b)
................ 37,832 400,641
Fresh Del Monte Produce, Inc. .......... 343,144 9,007,530
Hain Celestial Group, Inc. (The)
(a)(b)
....... 848,843 9,294,831
Limoneira Co. ..................... 175,539 3,621,369
Mission Produce, Inc.
(a)(b)
.............. 382,263 3,857,034
Seneca Foods Corp., Class A
(a)(b)
........ 49,918 2,617,700
SunOpta, Inc.
(a)(b)
................... 52,901 289,368
TreeHouse Foods, Inc.
(a)
.............. 431,135 17,870,546
62,786,796
Gas Utilities — 1.4%
Brookfield Infrastructure Corp., Class A .... 1,023,657 36,114,619
Chesapeake Utilities Corp. ............ 72,387 7,646,239
New Jersey Resources Corp. ........... 439,984 19,614,487
Northwest Natural Holding Co. .......... 345,093 13,437,921
ONE Gas, Inc. ..................... 528,962 33,705,459
RGC Resources, Inc. ................ 71,195 1,448,106
Southwest Gas Holdings, Inc. .......... 591,254 37,455,941
Spire, Inc. ........................ 495,842 30,910,790
180,333,562
Ground Transportation — 0.5%
ArcBest Corp.
(b)
.................... 137,645 16,546,306
Covenant Logistics Group, Inc., Class A .... 79,745 3,671,460
FTAI Infrastructure, Inc. ............... 920,765 3,581,776
Heartland Express, Inc.
(b)
............. 443,345 6,322,100
Marten Transport Ltd. ................ 111,450 2,338,221
PAM Transportation Services, Inc.
(a)
...... 54,144 1,125,112
RXO, Inc.
(a)(b)
...................... 147,837 3,438,689
TuSimple Holdings, Inc., Class A
(a)(b)
...... 1,657,552 1,454,999
Universal Logistics Holdings, Inc. ........ 64,470 1,806,449
Werner Enterprises, Inc. .............. 517,455 21,924,568
62,209,680
Health Care Equipment & Supplies — 1.5%
Accuray, Inc.
(a)(b)
.................... 75,437 213,487
Alphatec Holdings, Inc.
(a)(b)
............. 525,327 7,937,691
AngioDynamics, Inc.
(a)
............... 362,296 2,840,401
Artivion, Inc.
(a)(b)
.................... 317,506 5,677,007
AtriCure, Inc.
(a)(b)
................... 122,605 4,375,772
Avanos Medical, Inc.
(a)
............... 436,671 9,794,530
Butterfly Network, Inc., Class A
(a)(b)
....... 1,318,579 1,424,065
ClearPoint Neuro, Inc.
(a)(b)
............. 18,372 124,746
Cutera, Inc.
(a)(b)
.................... 153,230 540,136
CVRx, Inc.
(a)
...................... 15,114 475,184
Embecta Corp. .................... 496,908 9,406,468
Inari Medical, Inc.
(a)(b)
................ 36,361 2,360,556
Inogen, Inc.
(a)(b)
.................... 230,678 1,266,422
Integer Holdings Corp.
(a)
.............. 316,649 31,373,583
LivaNova plc
(a)
..................... 483,018 24,991,351
Nano-X Imaging Ltd.
(a)(b)
.............. 404,773 2,578,404
Neogen Corp.
(a)(b)
................... 2,085,015 41,929,652
Nevro Corp.
(a)
..................... 229,180 4,931,954
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Omnicell, Inc.
(a)
.................... 218,716 $ 8,230,283
OraSure Technologies, Inc.
(a)
........... 683,649 5,605,922
Orthofix Medical, Inc.
(a)
............... 334,004 4,502,374
OrthoPediatrics Corp.
(a)(b)
.............. 18,020 585,830
Pulse Biosciences, Inc.
(a)(b)
............. 116,236 1,422,729
Varex Imaging Corp.
(a)(b)
.............. 363,756 7,456,998
Vicarious Surgical, Inc., Class A
(a)
........ 338,540 124,143
Zimvie, Inc.
(a)
...................... 248,169 4,405,000
184,574,688
Health Care Providers & Services — 1.1%
23andMe Holding Co., Class A
(a)(b)
....... 2,891,668 2,641,539
Accolade, Inc.
(a)(b)
................... 39,546 474,947
AdaptHealth Corp.
(a)(b)
................ 439,655 3,205,085
Addus HomeCare Corp.
(a)
............. 78,740 7,311,009
Agiliti, Inc.
(a)(b)
..................... 34,803 275,640
Aveanna Healthcare Holdings, Inc.
(a)(b)
..... 352,331 944,247
Brookdale Senior Living, Inc.
(a)(b)
......... 1,813,303 10,553,423
CareMax, Inc., Class A
(a)(b)
............. 725,172 361,281
Castle Biosciences, Inc.
(a)
............. 143,473 3,096,147
Community Health Systems, Inc.
(a)
....... 1,243,185 3,891,169
Cross Country Healthcare, Inc.
(a)(b)
....... 282,470 6,395,121
Enhabit, Inc.
(a)(b)
.................... 478,782 4,955,394
Fulgent Genetics, Inc.
(a)(b)
............. 196,852 5,690,991
Invitae Corp.
(a)(b)
.................... 314,175 196,925
LifeStance Health Group, Inc.
(a)(b)
........ 454,264 3,556,887
National HealthCare Corp. ............. 118,876 10,986,520
NeoGenomics, Inc.
(a)
................ 1,107,957 17,926,744
OPKO Health, Inc.
(a)(b)
................ 3,979,698 6,009,344
Owens & Minor, Inc.
(a)
................ 712,105 13,722,263
Patterson Cos., Inc. ................. 645,710 18,370,450
Pediatrix Medical Group, Inc.
(a)
.......... 807,267 7,507,583
PetIQ, Inc., Class A
(a)(b)
............... 41,054 810,817
Surgery Partners, Inc.
(a)(b)
............. 66,728 2,134,629
131,018,155
Health Care REITs — 1.1%
CareTrust REIT, Inc. ................. 878,822 19,668,036
Community Healthcare Trust, Inc. ........ 89,656 2,388,436
Diversified Healthcare Trust ............ 2,283,579 8,540,585
Global Medical REIT, Inc. ............. 592,032 6,571,555
LTC Properties, Inc. ................. 391,471 12,574,049
National Health Investors, Inc. .......... 364,248 20,343,251
Physicians Realty Trust ............... 2,326,450 30,965,050
Sabra Health Care REIT, Inc. ........... 2,238,803 31,947,719
132,998,681
Health Care Technology — 0.3%
American Well Corp., Class A
(a)(b)
........ 2,411,797 3,593,578
Computer Programs & Systems, Inc.
(a)(b)
... 135,832 1,521,318
Definitive Healthcare Corp., Class A
(a)(b)
.... 308,000 3,061,520
Health Catalyst, Inc.
(a)
................ 249,953 2,314,565
HealthStream, Inc. .................. 138,235 3,736,492
Multiplan Corp., Class A
(a)(b)
............ 3,693,525 5,318,676
Sharecare, Inc., Class A
(a)(b)
............ 2,832,269 3,058,850
Veradigm, Inc.
(a)
.................... 1,038,998 10,899,089
33,504,088
Hotel & Resort REITs — 1.2%
Apple Hospitality REIT, Inc. ............ 2,101,165 34,900,351
Braemar Hotels & Resorts, Inc. ......... 654,262 1,635,655
Chatham Lodging Trust ............... 468,741 5,024,903
DiamondRock Hospitality Co. ........... 2,059,718 19,340,752
Pebblebrook Hotel Trust
(b)
............. 1,158,817 18,517,896
RLJ Lodging Trust .................. 1,505,989 17,650,191
Service Properties Trust .............. 1,585,044 13,536,276

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
Summit Hotel Properties, Inc. ........... 987,892 $ 6,638,634
Sunstone Hotel Investors, Inc. .......... 2,022,233 21,698,560
Xenia Hotels & Resorts, Inc. ........... 1,032,426 14,061,642
153,004,860
Hotels, Restaurants & Leisure — 0.9%
Bally's Corp.
(a)(b)
.................... 122,901 1,713,240
Biglari Holdings, Inc., Class B, NVS
(a)(b)
.... 6,697 1,104,536
BJ's Restaurants, Inc.
(a)
............... 85,002 3,060,922
Bluegreen Vacations Holding Corp. ....... 20,637 1,550,251
Bowlero Corp., Class A
(a)(b)
............. 26,882 380,649
Brinker International, Inc.
(a)(b)
........... 36,358 1,569,938
Carrols Restaurant Group, Inc. .......... 346,398 2,729,616
Century Casinos, Inc.
(a)
............... 45,336 221,240
Chuy's Holdings, Inc.
(a)(b)
.............. 29,113 1,112,990
Denny's Corp.
(a)(b)
................... 110,178 1,198,737
Dine Brands Global, Inc. .............. 16,554 821,906
El Pollo Loco Holdings, Inc.
(a)
........... 269,844 2,380,024
Everi Holdings, Inc.
(a)(b)
............... 311,802 3,514,009
First Watch Restaurant Group, Inc.
(a)(b)
..... 120,251 2,417,045
Full House Resorts, Inc.
(a)(b)
............ 34,200 183,654
Krispy Kreme, Inc.
(b)
................. 567,531 8,564,043
Life Time Group Holdings, Inc.
(a)(b)
........ 301,937 4,553,210
Light & Wonder, Inc., Class A
(a)
.......... 463,425 38,051,827
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 304,459 3,431,253
Mondee Holdings, Inc., Class A
(a)(b)
....... 69,137 190,818
Papa John's International, Inc. .......... 68,297 5,206,280
Red Rock Resorts, Inc., Class A ......... 209,056 11,148,957
Sabre Corp.
(a)(b)
.................... 2,392,585 10,527,374
SeaWorld Entertainment, Inc.
(a)(b)
........ 21,814 1,152,434
Six Flags Entertainment Corp.
(a)
......... 146,252 3,668,000
Sweetgreen, Inc., Class A
(a)(b)
........... 180,627 2,041,085
Xponential Fitness, Inc., Class A
(a)
....... 32,979 425,099
112,919,137
Household Durables — 3.5%
Beazer Homes USA, Inc.
(a)
............ 282,347 9,540,505
Century Communities, Inc. ............ 271,573 24,751,163
Dream Finders Homes, Inc., Class A
(a)(b)
.... 135,233 4,804,828
Ethan Allen Interiors, Inc. ............. 221,638 7,074,685
GoPro, Inc., Class A
(a)(b)
............... 1,224,003 4,247,290
Green Brick Partners, Inc.
(a)
............ 167,341 8,691,692
Helen of Troy Ltd.
(a)(b)
................ 227,381 27,469,899
Hooker Furnishings Corp. ............. 101,485 2,646,729
Hovnanian Enterprises, Inc., Class A
(a)
..... 46,981 7,311,183
iRobot Corp.
(a)(b)
.................... 26,762 1,035,689
KB Home ........................ 681,734 42,581,106
Landsea Homes Corp.
(a)
.............. 195,699 2,571,485
La-Z-Boy, Inc. ..................... 414,256 15,294,332
Legacy Housing Corp.
(a)(b)
............. 89,310 2,252,398
LGI Homes, Inc.
(a)(b)
................. 182,124 24,251,632
M/I Homes, Inc.
(a)
................... 257,862 35,517,912
MDC Holdings, Inc. ................. 579,961 32,042,845
Meritage Homes Corp. ............... 348,522 60,712,532
Purple Innovation, Inc.
(b)
.............. 580,295 597,704
Skyline Champion Corp.
(a)(b)
............ 224,479 16,669,811
Snap One Holdings Corp.
(a)
............ 172,422 1,536,280
Taylor Morrison Home Corp.
(a)
.......... 992,055 52,926,134
Traeger, Inc.
(a)(b)
.................... 349,837 955,055
TRI Pointe Homes, Inc.
(a)
.............. 911,904 32,281,402
United Homes Group, Inc., Class A
(a)(b)
..... 44,268 373,179
Vizio Holding Corp., Class A
(a)
.......... 89,343 687,941
VOXX International Corp., Class A
(a)(b)
..... 111,000 1,185,480
Worthington Enterprises, Inc. ........... 295,010 16,977,825
436,988,716
Security
Shares
Shares Value
Household Products — 0.2%
Central Garden & Pet Co.
(a)(b)
........... 94,454 $ 4,733,090
Central Garden & Pet Co., Class A, NVS
(a)(b)
. 384,764 16,945,007
Oil-Dri Corp. of America .............. 34,591 2,320,364
23,998,461
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Altus Power, Inc., Class A
(a)
............ 611,944 4,179,578
Ormat Technologies, Inc. .............. 183,393 13,899,355
Sunnova Energy International, Inc.
(a)
...... 527,161 8,039,205
26,118,138
Industrial REITs — 0.9%
Innovative Industrial Properties, Inc. ...... 268,217 27,041,638
LXP Industrial Trust ................. 2,796,398 27,740,268
Plymouth Industrial REIT, Inc. .......... 423,660 10,197,496
Terreno Realty Corp. ................ 794,103 49,766,435
114,745,837
Insurance — 2.3%
Ambac Financial Group, Inc.
(a)
.......... 439,364 7,240,719
American Coastal Insurance Corp.
(a)
...... 182,018 1,721,890
American Equity Investment Life Holding Co.
(a)
758,639 42,332,056
AMERISAFE, Inc. .................. 94,027 4,398,583
CNO Financial Group, Inc. ............. 1,087,795 30,349,480
Donegal Group, Inc., Class A ........... 145,213 2,031,530
eHealth, Inc.
(a)
..................... 173,219 1,510,470
Employers Holdings, Inc. .............. 242,544 9,556,234
Enstar Group Ltd.
(a)
................. 115,240 33,920,894
F&G Annuities & Life, Inc. ............. 164,809 7,581,214
Fidelis Insurance Holdings Ltd.
(a)
........ 112,134 1,420,738
Genworth Financial, Inc., Class A
(a)
....... 4,225,364 28,225,432
GoHealth, Inc., Class A
(a)
.............. 43,712 583,118
Greenlight Capital Re Ltd., Class A
(a)
...... 255,671 2,919,763
Hippo Holdings, Inc.
(a)(b)
............... 105,283 960,181
Horace Mann Educators Corp. .......... 374,234 12,237,452
Investors Title Co. .................. 9,156 1,484,554
James River Group Holdings Ltd. ........ 338,335 3,126,215
Lemonade, Inc.
(a)(b)
.................. 409,140 6,599,428
Maiden Holdings Ltd.
(a)(b)
.............. 888,567 2,034,818
MBIA, Inc.
(a)
...................... 469,283 2,872,012
Mercury General Corp. ............... 262,005 9,775,407
National Western Life Group, Inc., Class A .. 21,973 10,613,398
NI Holdings, Inc.
(a)
.................. 75,505 980,810
Oscar Health, Inc., Class A
(a)(b)
.......... 1,407,943 12,882,678
ProAssurance Corp. ................. 482,287 6,650,738
Safety Insurance Group, Inc. ........... 132,412 10,061,988
Selectquote, Inc.
(a)(b)
................. 1,314,981 1,801,524
SiriusPoint Ltd.
(a)
................... 605,003 7,018,035
Skyward Specialty Insurance Group, Inc.
(a)(b)
. 171,621 5,814,519
Stewart Information Services Corp. ....... 241,214 14,171,322
Tiptree, Inc. ...................... 169,751 3,218,479
United Fire Group, Inc. ............... 206,596 4,156,712
Universal Insurance Holdings, Inc. ....... 185,722 2,967,838
293,220,229
Interactive Media & Services — 0.5%
(a)
Bumble, Inc., Class A
(b)
............... 977,452 14,407,642
DHI Group, Inc.
(b)
................... 410,037 1,061,996
Eventbrite, Inc., Class A
(b)
............. 72,380 605,097
EverQuote, Inc., Class A .............. 17,048 208,668
fuboTV, Inc.
(b)
..................... 2,727,617 8,673,822
MediaAlpha, Inc., Class A ............. 35,383 394,520
Nextdoor Holdings, Inc., Class A ......... 600,418 1,134,790
Outbrain, Inc. ..................... 379,434 1,661,921
System1, Inc., Class A ............... 344,032 763,751

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
TrueCar, Inc.
(b)
..................... 845,394 $ 2,925,063
Vimeo, Inc. ....................... 436,467 1,710,951
Ziff Davis, Inc.
(b)
.................... 340,790 22,897,680
56,445,901
IT Services — 0.2%
Brightcove, Inc.
(a)
................... 421,015 1,090,429
Fastly, Inc., Class A
(a)(b)
............... 190,785 3,395,973
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 109,047 1,453,596
Hackett Group, Inc. (The) ............. 19,071 434,247
Information Services Group, Inc. ......... 149,673 704,960
Rackspace Technology, Inc.
(a)(b)
......... 627,954 1,255,908
Squarespace, Inc., Class A
(a)(b)
.......... 337,890 11,153,749
Tucows, Inc., Class A
(a)(b)
.............. 55,981 1,511,487
Unisys Corp.
(a)
..................... 640,488 3,599,542
24,599,891
Leisure Products — 0.5%
AMMO, Inc.
(a)(b)
.................... 837,239 1,758,202
Clarus Corp. ...................... 229,323 1,581,182
Escalade, Inc. ..................... 85,959 1,726,916
Funko, Inc., Class A
(a)(b)
............... 98,539 761,707
JAKKS Pacific, Inc.
(a)
................ 72,195 2,566,532
Johnson Outdoors, Inc., Class A ......... 49,281 2,632,591
Latham Group, Inc.
(a)(b)
............... 368,281 968,579
Malibu Boats, Inc., Class A
(a)(b)
.......... 79,217 4,342,676
Smith & Wesson Brands, Inc. ........... 430,873 5,842,638
Solo Brands, Inc., Class A
(a)(b)
........... 55,565 342,280
Sturm Ruger & Co., Inc. .............. 11,613 527,811
Topgolf Callaway Brands Corp.
(a)(b)
....... 1,408,190 20,193,445
Vista Outdoor, Inc.
(a)(b)
................ 551,741 16,314,981
59,559,540
Life Sciences Tools & Services — 0.3%
(a)
Adaptive Biotechnologies Corp.
(b)
........ 294,450 1,442,805
BioLife Solutions, Inc.
(b)
............... 30,629 497,721
Codexis, Inc. ...................... 576,944 1,759,679
CryoPort, Inc.
(b)
.................... 57,975 898,033
MaxCyte, Inc. ..................... 777,346 3,653,526
Nautilus Biotechnology, Inc. ............ 464,213 1,387,997
OmniAb, Inc.
(b)
..................... 896,352 5,530,492
OmniAb, Inc., 12.50 Earnout Shares, NVS
(c)
. 52,020 1
OmniAb, Inc., 15.00 Earnout Shares, NVS
(c)
. 52,020 1
Pacific Biosciences of California, Inc.
(b)
.... 1,093,363 10,725,891
Quanterix Corp.
(b)
................... 284,906 7,789,330
Quantum-Si, Inc., Class A
(b)
............ 961,394 1,932,402
Seer, Inc., Class A .................. 572,059 1,109,794
SomaLogic, Inc., Class A
(b)
............ 1,466,282 3,709,693
40,437,365
Machinery — 2.4%
3D Systems Corp.
(a)(b)
................ 1,266,695 8,043,513
Albany International Corp., Class A ....... 35,926 3,528,652
Astec Industries, Inc. ................ 216,522 8,054,618
Barnes Group, Inc. .................. 470,737 15,360,148
Blue Bird Corp.
(a)
................... 225,103 6,068,777
Chart Industries, Inc.
(a)(b)
.............. 159,121 21,692,966
Columbus McKinnon Corp. ............ 268,046 10,459,155
Commercial Vehicle Group, Inc.
(a)
........ 272,994 1,913,688
Desktop Metal, Inc., Class A
(a)(b)
......... 2,643,475 1,985,250
Enpro, Inc. ....................... 200,188 31,377,467
ESCO Technologies, Inc. ............. 101,331 11,858,767
Gencor Industries, Inc.
(a)(b)
............. 97,019 1,565,887
Gorman-Rupp Co. (The) .............. 167,149 5,938,804
Greenbrier Cos., Inc. (The) ............ 292,842 12,937,760
Hillman Solutions Corp.
(a)
............. 1,847,588 17,016,285
Security
Shares
Shares Value
Machinery (continued)
Hyliion Holdings Corp., Class A
(a)(b)
....... 1,401,121 $ 1,140,092
Kennametal, Inc. ................... 781,871 20,164,453
Luxfer Holdings plc ................. 249,944 2,234,499
Manitowoc Co., Inc. (The)
(a)(b)
........... 329,748 5,503,494
Mayville Engineering Co., Inc.
(a)
......... 91,524 1,319,776
Microvast Holdings, Inc.
(a)(b)
............ 2,023,707 2,833,190
Miller Industries, Inc. ................ 97,057 4,104,541
Mueller Industries, Inc. ............... 608,577 28,694,406
Nikola Corp.
(a)(b)
.................... 5,849,154 5,116,840
Park-Ohio Holdings Corp. ............. 82,477 2,223,580
Proto Labs, Inc.
(a)
................... 253,265 9,867,204
REV Group, Inc. ................... 307,031 5,578,753
SPX Technologies, Inc.
(a)(b)
............. 72,504 7,323,629
Standex International Corp. ............ 21,360 3,382,997
Tennant Co. ...................... 83,077 7,700,407
Terex Corp. ....................... 266,265 15,299,587
Titan International, Inc.
(a)(b)
............. 503,129 7,486,559
Trinity Industries, Inc. ................ 633,444 16,843,276
304,619,020
Marine Transportation — 0.6%
Costamare, Inc. .................... 447,668 4,660,224
Eagle Bulk Shipping, Inc. ............. 91,296 5,057,799
Genco Shipping & Trading Ltd. .......... 408,370 6,774,858
Golden Ocean Group Ltd. ............. 1,206,224 11,772,746
Himalaya Shipping Ltd.
(a)(b)
............. 196,171 1,326,116
Matson, Inc. ...................... 331,158 36,294,917
Pangaea Logistics Solutions Ltd. ........ 350,193 2,885,590
Safe Bulkers, Inc. .................. 660,584 2,596,095
71,368,345
Media — 1.0%
Advantage Solutions, Inc., Class A
(a)(b)
..... 831,913 3,011,525
AMC Networks, Inc., Class A
(a)
.......... 300,170 5,640,194
Boston Omaha Corp., Class A
(a)(b)
........ 208,154 3,274,262
Cardlytics, Inc.
(a)(b)
.................. 352,847 3,249,721
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 3,707,976 6,748,516
Daily Journal Corp.
(a)(b)
............... 9,934 3,385,706
Emerald Holding, Inc.
(a)(b)
.............. 155,694 931,050
EW Scripps Co. (The), Class A, NVS
(a)
.... 302,301 2,415,385
Gannett Co., Inc.
(a)(b)
................. 1,392,669 3,203,139
Gray Television, Inc. ................. 775,519 6,948,650
iHeartMedia, Inc., Class A
(a)
............ 1,019,993 2,723,381
John Wiley & Sons, Inc., Class A ........ 348,611 11,064,913
Magnite, Inc.
(a)(b)
.................... 746,001 6,967,649
PubMatic, Inc., Class A
(a)
.............. 340,822 5,558,807
Scholastic Corp., NVS ............... 258,010 9,726,977
Sinclair, Inc., Class A ................ 266,053 3,466,671
Stagwell, Inc., Class A
(a)(b)
............. 777,400 5,154,162
TEGNA, Inc. ...................... 1,947,925 29,803,253
Thryv Holdings, Inc.
(a)(b)
............... 311,518 6,339,391
Urban One, Inc., Class A
(a)
............. 91,602 369,156
Urban One, Inc., Class D, NVS
(a)
........ 88,333 311,816
WideOpenWest, Inc.
(a)
............... 489,295 1,981,645
122,275,969
Metals & Mining — 2.4%
5E Advanced Materials, Inc.
(a)(b)
......... 90,285 127,302
Alpha Metallurgical Resources, Inc. ...... 103,038 34,921,639
Arch Resources, Inc., Class A .......... 172,437 28,614,196
Caledonia Mining Corp. plc ............ 149,845 1,828,109
Carpenter Technology Corp. ........... 466,706 33,042,785
Coeur Mining, Inc.
(a)(b)
................ 3,185,829 10,385,803
Commercial Metals Co. ............... 1,123,291 56,209,482
Constellium SE, Class A
(a)
............. 467,926 9,339,803
Contango ORE, Inc.
(a)
................ 34,348 622,042

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Dakota Gold Corp.
(a)
................. 147,818 $ 387,283
Haynes International, Inc. ............. 117,579 6,707,882
Hecla Mining Co.
(b)
.................. 4,608,737 22,168,025
i-80 Gold Corp.
(a)(b)
.................. 1,731,550 3,047,528
Kaiser Aluminum Corp. ............... 10,407 740,874
Olympic Steel, Inc. .................. 94,765 6,320,825
Piedmont Lithium, Inc.
(a)(b)
............. 112,147 3,165,910
Ramaco Resources, Inc., Class A ........ 214,187 3,679,732
Ramaco Resources, Inc., Class B ........ 42,377 564,038
Ryerson Holding Corp. ............... 254,179 8,814,928
Schnitzer Steel Industries, Inc., Class A .... 251,023 7,570,854
SunCoke Energy, Inc. ................ 802,648 8,620,439
TimkenSteel Corp.
(a)
................. 415,573 9,745,187
Tredegar Corp. .................... 263,379 1,424,880
Warrior Met Coal, Inc. ................ 495,209 30,192,893
Worthington Steel, Inc.
(a)
.............. 294,924 8,287,364
296,529,803
Mortgage Real Estate Investment Trusts (REITs) — 2.3%
AFC Gamma, Inc. .................. 159,940 1,924,078
Angel Oak Mortgage REIT, Inc.
(b)
........ 109,967 1,165,650
Apollo Commercial Real Estate Finance, Inc. 1,378,194 16,179,998
Arbor Realty Trust, Inc.
(b)
.............. 1,636,892 24,848,021
Ares Commercial Real Estate Corp. ...... 516,830 5,354,359
ARMOUR Residential REIT, Inc. ......... 482,535 9,322,576
Blackstone Mortgage Trust, Inc., Class A ... 1,672,047 35,564,440
BrightSpire Capital, Inc., Class A ........ 1,257,490 9,355,726
Chicago Atlantic Real Estate Finance, Inc. .. 155,047 2,508,660
Chimera Investment Corp. ............. 2,255,007 11,252,485
Claros Mortgage Trust, Inc. ............ 877,582 11,961,443
Dynex Capital, Inc. .................. 543,208 6,800,964
Ellington Financial, Inc. ............... 692,492 8,801,573
Franklin BSP Realty Trust, Inc. .......... 782,824 10,575,952
Granite Point Mortgage Trust, Inc. ....... 498,318 2,960,009
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 941,306 25,961,220
Invesco Mortgage Capital, Inc. .......... 438,469 3,884,835
KKR Real Estate Finance Trust, Inc. ...... 563,461 7,454,589
Ladder Capital Corp., Class A .......... 1,096,591 12,621,762
MFA Financial, Inc. .................. 978,589 11,028,698
New York Mortgage Trust, Inc.
(b)
......... 872,463 7,442,109
Nexpoint Real Estate Finance, Inc. ....... 85,385 1,344,814
Orchid Island Capital, Inc. ............. 507,566 4,278,781
PennyMac Mortgage Investment Trust ..... 833,392 12,459,210
Ready Capital Corp. ................. 1,560,551 15,995,648
Redwood Trust, Inc. ................. 1,106,548 8,199,521
TPG RE Finance Trust, Inc. ............ 672,850 4,373,525
Two Harbors Investment Corp. .......... 942,920 13,134,876
286,755,522
Multi-Utilities — 0.8%
Avista Corp. ...................... 722,068 25,806,710
Black Hills Corp. ................... 653,952 35,280,711
Northwestern Energy Group, Inc. ........ 594,480 30,253,087
Unitil Corp. ....................... 105,814 5,562,642
96,903,150
Office REITs — 1.4%
Brandywine Realty Trust .............. 1,603,620 8,659,548
City Office REIT, Inc. ................ 365,636 2,234,036
COPT Defense Properties ............. 1,086,387 27,844,099
Douglas Emmett, Inc. ................ 1,162,648 16,858,396
Easterly Government Properties, Inc. ..... 921,717 12,387,877
Equity Commonwealth ............... 968,563 18,596,410
Hudson Pacific Properties, Inc. .......... 1,319,938 12,288,623
JBG SMITH Properties ............... 971,573 16,526,457
Security
Shares
Shares Value
Office REITs (continued)
Office Properties Income Trust .......... 473,417 $ 3,465,413
Orion Office REIT, Inc. ............... 572,763 3,276,204
Paramount Group, Inc. ............... 1,875,836 9,698,072
Peakstone Realty Trust, Class E, NVS
(b)
... 347,852 6,932,690
Piedmont Office Realty Trust, Inc., Class A .. 1,238,958 8,808,991
Postal Realty Trust, Inc., Class A ........ 177,288 2,581,313
SL Green Realty Corp. ............... 546,332 24,677,816
174,835,945
Oil, Gas & Consumable Fuels — 7.1%
Amplify Energy Corp.
(a)(b)
.............. 333,332 1,976,659
Ardmore Shipping Corp. .............. 397,575 5,601,832
Berry Corp. ....................... 743,790 5,228,844
California Resources Corp. ............ 669,333 36,599,128
Callon Petroleum Co.
(a)(b)
.............. 589,934 19,113,862
Centrus Energy Corp., Class A
(a)(b)
....... 118,330 6,438,335
Chord Energy Corp. ................. 402,435 66,896,770
Civitas Resources, Inc. ............... 777,915 53,193,828
Clean Energy Fuels Corp.
(a)(b)
........... 1,640,113 6,281,633
CNX Resources Corp.
(a)(b)
............. 1,507,660 30,153,200
Comstock Resources, Inc. ............. 895,457 7,924,794
CONSOL Energy, Inc. ................ 292,424 29,397,385
Crescent Energy, Inc., Class A .......... 451,756 5,967,697
CVR Energy, Inc. ................... 32,174 974,872
Delek US Holdings, Inc. .............. 618,974 15,969,529
DHT Holdings, Inc. .................. 1,321,352 12,962,463
Dorian LPG Ltd. .................... 135,585 5,948,114
Encore Energy Corp.
(a)
............... 1,406,091 5,525,938
Energy Fuels, Inc.
(a)(b)
................ 193,284 1,389,712
Equitrans Midstream Corp. ............ 2,974,714 30,282,588
Excelerate Energy, Inc., Class A ......... 36,389 562,574
FLEX LNG Ltd. .................... 87,311 2,537,258
FutureFuel Corp. ................... 250,097 1,520,590
Gevo, Inc.
(a)(b)
..................... 2,411,836 2,797,730
Golar LNG Ltd. .................... 891,599 20,497,861
Granite Ridge Resources, Inc. .......... 312,400 1,880,648
Green Plains, Inc.
(a)(b)
................ 429,801 10,839,581
Gulfport Energy Corp.
(a)
.............. 106,800 14,225,760
Hallador Energy Co.
(a)(b)
............... 217,603 1,923,610
HighPeak Energy, Inc.
(b)
.............. 18,435 262,514
International Seaways, Inc. ............ 386,442 17,575,382
Kinetik Holdings, Inc., Class A .......... 152,943 5,108,296
Magnolia Oil & Gas Corp., Class A ....... 119,414 2,542,324
Matador Resources Co. .............. 891,609 50,696,888
Murphy Oil Corp. ................... 1,434,292 61,186,897
NACCO Industries, Inc., Class A ......... 39,442 1,439,633
Nordic American Tankers Ltd. .......... 2,044,328 8,586,178
Northern Oil & Gas, Inc. .............. 104,784 3,884,343
Overseas Shipholding Group, Inc., Class A . 567,584 2,991,168
Par Pacific Holdings, Inc.
(a)
............ 330,331 12,014,138
PBF Energy, Inc., Class A ............. 1,072,863 47,163,057
Peabody Energy Corp. ............... 1,108,408 26,956,483
Permian Resources Corp., Class A ....... 3,279,648 44,603,213
PrimeEnergy Resources Corp.
(a)(b)
........ 6,537 695,210
REX American Resources Corp.
(a)
....... 111,986 5,296,938
Ring Energy, Inc.
(a)(b)
................. 1,151,151 1,680,680
SandRidge Energy, Inc.
(b)
............. 219,574 3,001,577
Scorpio Tankers, Inc. ................ 455,896 27,718,477
SFL Corp. Ltd. ..................... 1,052,248 11,869,357
SilverBow Resources, Inc.
(a)(b)
.......... 179,436 5,217,999
Sitio Royalties Corp., Class A ........... 439,623 10,335,537
SM Energy Co. .................... 1,135,208 43,955,254
Talos Energy, Inc.
(a)(b)
................ 1,032,965 14,699,092
Teekay Corp.
(a)(b)
................... 591,393 4,228,460
Teekay Tankers Ltd., Class A ........... 228,657 11,425,990

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Tellurian, Inc.
(a)(b)
................... 5,007,032 $ 3,783,313
Uranium Energy Corp.
(a)
.............. 3,604,296 23,067,494
VAALCO Energy, Inc. ................ 915,992 4,112,804
Vital Energy, Inc.
(a)(b)
................. 224,467 10,211,004
Vitesse Energy, Inc. ................. 235,837 5,162,472
World Kinect Corp. .................. 580,090 13,214,450
889,299,417
Paper & Forest Products — 0.1%
(a)
Clearwater Paper Corp. .............. 155,457 5,615,107
Glatfelter Corp. .................... 435,267 844,418
6,459,525
Passenger Airlines — 0.7%
Allegiant Travel Co. ................. 135,944 11,230,334
Blade Air Mobility, Inc., Class A
(a)
........ 573,793 2,025,489
Hawaiian Holdings, Inc.
(a)(b)
............ 491,828 6,983,958
JetBlue Airways Corp.
(a)(b)
............. 3,205,580 17,790,969
Joby Aviation, Inc., Class A
(a)(b)
.......... 1,787,188 11,884,800
SkyWest, Inc.
(a)
.................... 387,459 20,225,360
Spirit Airlines, Inc. .................. 1,065,162 17,458,005
Sun Country Airlines Holdings, Inc.
(a)
...... 156,377 2,459,810
90,058,725
Personal Care Products — 0.7%
BellRing Brands, Inc.
(a)
............... 925,582 51,305,010
Edgewell Personal Care Co. ........... 478,935 17,543,389
Herbalife Ltd.
(a)(b)
................... 263,151 4,015,684
Nature's Sunshine Products, Inc.
(a)
....... 123,181 2,129,799
Nu Skin Enterprises, Inc., Class A ........ 489,706 9,510,091
Waldencast plc, Class A
(a)(b)
............ 338,002 3,697,742
88,201,715
Pharmaceuticals — 0.9%
Amneal Pharmaceuticals, Inc., Class A
(a)(b)
.. 1,174,705 7,130,459
ANI Pharmaceuticals, Inc.
(a)
............ 31,945 1,761,447
Arvinas, Inc.
(a)(b)
.................... 25,814 1,062,504
Assertio Holdings, Inc.
(a)(b)
............. 881,137 942,817
Atea Pharmaceuticals, Inc.
(a)
........... 722,353 2,203,177
Biote Corp., Class A
(a)
................ 76,257 376,710
Cara Therapeutics, Inc.
(a)
............. 447,478 332,476
Citius Pharmaceuticals, Inc.
(a)(b)
......... 991,118 749,781
Edgewise Therapeutics, Inc.
(a)
.......... 412,091 4,508,276
Enliven Therapeutics, Inc.
(a)(b)
........... 224,517 3,107,315
EyePoint Pharmaceuticals, Inc.
(a)
........ 122,745 2,836,637
Ikena Oncology, Inc.
(a)
................ 292,225 575,683
Innoviva, Inc.
(a)(b)
................... 539,680 8,656,467
Ligand Pharmaceuticals, Inc.
(a)(b)
......... 138,455 9,888,456
Liquidia Corp.
(a)(b)
................... 138,784 1,669,572
Longboard Pharmaceuticals, Inc.
(a)(b)
...... 84,228 507,895
Neumora Therapeutics, Inc.
(a)(b)
......... 76,303 1,300,966
NGM Biopharmaceuticals, Inc.
(a)(b)
........ 427,581 367,292
Nuvation Bio, Inc., Class A
(a)
........... 1,393,897 2,104,784
Omeros Corp.
(a)(b)
................... 367,315 1,201,120
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 231,664 2,115,092
Phibro Animal Health Corp., Class A ...... 161,587 1,871,177
Prestige Consumer Healthcare, Inc.
(a)(b)
.... 474,421 29,044,054
Rain Oncology, Inc.
(a)(b)
............... 155,067 186,080
Scilex Holding Co., (Acquired 01/06/23, cost
$6,061,469)
(a)(b)(d)
................. 578,384 1,149,423
Taro Pharmaceutical Industries Ltd.
(a)(b)
.... 80,084 3,345,910
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 274,084 5,550,201
Terns Pharmaceuticals, Inc.
(a)(b)
......... 133,944 869,297
Theravance Biopharma, Inc.
(a)(b)
......... 491,029 5,519,166
Theseus Pharmaceuticals, Inc.
(a)
........ 187,389 758,925
Third Harmonic Bio, Inc.
(a)
............. 193,742 2,125,350
Security
Shares
Shares Value
Pharmaceuticals (continued)
Trevi Therapeutics, Inc.
(a)
............. 402,470 $ 539,310
WaVe Life Sciences Ltd.
(a)
............. 566,423 2,860,436
Zevra Therapeutics, Inc.
(a)(b)
............ 342,003 2,240,120
109,458,375
Professional Services — 1.2%
Alight, Inc., Class A
(a)(b)
............... 4,026,724 34,347,956
ASGN, Inc.
(a)
...................... 334,807 32,198,389
Asure Software, Inc.
(a)(b)
............... 180,516 1,718,512
Barrett Business Services, Inc. .......... 6,187 716,455
BlackSky Technology, Inc., Class A
(a)(b)
..... 1,138,107 1,593,350
Conduent, Inc.
(a)
................... 1,684,837 6,149,655
First Advantage Corp. ................ 472,290 7,825,845
FiscalNote Holdings, Inc., Class A
(a)(b)
..... 471,923 537,992
Heidrick & Struggles International, Inc. .... 192,352 5,680,155
HireRight Holdings Corp.
(a)
............ 136,907 1,841,399
Kelly Services, Inc., Class A, NVS ....... 302,568 6,541,520
Korn Ferry ....................... 503,386 29,875,959
Mistras Group, Inc.
(a)(b)
............... 205,735 1,505,980
NV5 Global, Inc.
(a)(b)
................. 13,513 1,501,565
Planet Labs PBC, Class A
(a)(b)
........... 176,163 435,123
Resources Connection, Inc. ............ 327,958 4,647,165
Skillsoft Corp.
(a)(b)
................... 44,840 788,287
Sterling Check Corp.
(a)(b)
.............. 287,274 3,998,854
TrueBlue, Inc.
(a)
.................... 294,109 4,511,632
Willdan Group, Inc.
(a)(b)
............... 115,545 2,484,217
148,900,010
Real Estate Management & Development — 1.0%
American Realty Investors, Inc.
(a)
........ 15,629 272,101
Anywhere Real Estate, Inc.
(a)(b)
.......... 946,251 7,674,096
Compass, Inc., Class A
(a)(b)
............ 418,459 1,573,406
Cushman & Wakefield plc
(a)
............ 1,102,657 11,908,696
DigitalBridge Group, Inc., Class A
(b)
....... 1,060,840 18,607,134
Douglas Elliman, Inc. ................ 826,522 2,438,239
Forestar Group, Inc.
(a)
................ 176,143 5,825,049
FRP Holdings, Inc.
(a)
................. 61,357 3,858,128
Kennedy-Wilson Holdings, Inc. .......... 1,164,225 14,413,105
Marcus & Millichap, Inc. .............. 146,226 6,387,152
Newmark Group, Inc., Class A .......... 1,335,936 14,641,858
Opendoor Technologies, Inc.
(a)(b)
......... 5,039,139 22,575,343
RE/MAX Holdings, Inc., Class A ......... 186,529 2,486,432
RMR Group, Inc. (The), Class A ......... 59,253 1,672,712
Star Holdings
(a)
.................... 127,968 1,916,961
Stratus Properties, Inc.
(a)
.............. 56,325 1,625,539
Tejon Ranch Co.
(a)
.................. 188,318 3,239,070
Transcontinental Realty Investors, Inc.
(a)
... 15,692 542,315
121,657,336
Residential REITs — 0.7%
Apartment Investment & Management Co.,
Class A
(a)
...................... 1,393,205 10,908,795
BRT Apartments Corp. ............... 120,298 2,236,340
Centerspace ...................... 145,422 8,463,561
Clipper Realty, Inc. .................. 32,901 177,665
Elme Communities .................. 833,200 12,164,720
Independence Realty Trust, Inc. ......... 2,186,181 33,448,569
NexPoint Residential Trust, Inc. ......... 156,320 5,382,098
UMH Properties, Inc. ................ 477,041 7,308,268
Veris Residential, Inc. ................ 761,782 11,982,831
92,072,847
Retail REITs — 2.1%
Acadia Realty Trust ................. 897,308 15,245,263
CBL & Associates Properties, Inc. ........ 61,873 1,510,939
Getty Realty Corp. .................. 459,385 13,423,230

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
InvenTrust Properties Corp. ............ 653,427 $ 16,557,840
Kite Realty Group Trust ............... 2,097,700 47,953,422
Macerich Co. (The) ................. 2,097,090 32,358,099
NETSTREIT Corp. .................. 664,120 11,854,542
Phillips Edison & Co., Inc. ............. 941,018 34,328,337
Retail Opportunity Investments Corp. ..... 1,203,483 16,884,866
Saul Centers, Inc. .................. 9,480 372,279
SITE Centers Corp. ................. 1,857,769 25,321,391
Tanger, Inc. ....................... 521,001 14,442,148
Urban Edge Properties ............... 1,103,760 20,198,808
Whitestone REIT ................... 466,238 5,730,065
256,181,229
Semiconductors & Semiconductor Equipment — 1.8%
ACM Research, Inc., Class A
(a)(b)
......... 383,170 7,487,142
Alpha & Omega Semiconductor Ltd.
(a)
..... 222,510 5,798,610
Ambarella, Inc.
(a)
................... 142,147 8,712,189
Amkor Technology, Inc. ............... 1,079,104 35,901,790
Atomera, Inc.
(a)(b)
................... 54,086 379,143
CEVA, Inc.
(a)
...................... 23,295 529,029
Cohu, Inc.
(a)(b)
..................... 441,535 15,625,924
Diodes, Inc.
(a)(b)
.................... 92,340 7,435,217
Ichor Holdings Ltd.
(a)(b)
................ 273,286 9,190,608
indie Semiconductor, Inc., Class A
(a)(b)
..... 93,333 756,931
Kulicke & Soffa Industries, Inc. .......... 155,966 8,534,459
Maxeon Solar Technologies Ltd.
(a)
........ 93,292 668,904
Navitas Semiconductor Corp.
(a)(b)
........ 890,040 7,182,623
NVE Corp. ....................... 4,997 391,915
Onto Innovation, Inc.
(a)(b)
.............. 67,222 10,278,244
Photronics, Inc.
(a)
................... 583,024 18,289,463
Semtech Corp.
(a)
................... 613,166 13,434,467
SMART Global Holdings, Inc.
(a)
.......... 360,208 6,818,737
Synaptics, Inc.
(a)
................... 346,762 39,558,609
Ultra Clean Holdings, Inc.
(a)(b)
........... 426,836 14,572,181
Veeco Instruments, Inc.
(a)(b)
............ 479,321 14,873,331
226,419,516
Software — 1.1%
ACI Worldwide, Inc.
(a)(b)
............... 145,489 4,451,963
Adeia, Inc. ....................... 128,078 1,586,886
American Software, Inc., Class A ........ 68,648 775,722
Aurora Innovation, Inc., Class A
(a)(b)
....... 3,239,114 14,154,928
Bit Digital, Inc.
(a)(b)
................... 721,958 3,053,882
C3.ai, Inc., Class A
(a)(b)
............... 187,831 5,392,628
Cerence, Inc.
(a)(b)
................... 392,075 7,708,195
Cipher Mining, Inc.
(a)(b)
................ 361,014 1,490,988
Cleanspark, Inc.
(a)(b)
................. 1,254,629 13,838,558
CommVault Systems, Inc.
(a)
............ 27,029 2,158,266
Consensus Cloud Solutions, Inc.
(a)(b)
...... 83,189 2,180,384
CS Disco, Inc.
(a)
.................... 225,768 1,713,579
Digital Turbine, Inc.
(a)
................ 693,066 4,754,433
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 1,699,444 7,460,559
EverCommerce, Inc.
(a)(b)
.............. 62,352 687,743
LiveRamp Holdings, Inc.
(a)(b)
............ 629,653 23,851,256
Matterport, Inc., Class A
(a)(b)
............ 2,456,792 6,608,770
MeridianLink, Inc.
(a)(b)
................ 83,587 2,070,450
Mitek Systems, Inc.
(a)(b)
............... 25,770 336,041
N-able, Inc.
(a)
...................... 76,430 1,012,698
Olo, Inc., Class A
(a)
.................. 463,028 2,648,520
ON24, Inc. ....................... 305,996 2,411,249
OneSpan, Inc.
(a)
.................... 29,979 321,375
PROS Holdings, Inc.
(a)(b)
.............. 124,828 4,842,078
Riot Platforms, Inc.
(a)(b)
............... 556,013 8,601,521
SolarWinds Corp.
(a)
................. 487,682 6,091,148
Terawulf, Inc.
(a)(b)
................... 1,442,419 3,461,806
Security
Shares
Shares Value
Software (continued)
Verint Systems, Inc.
(a)(b)
............... 46,411 $ 1,254,489
Xperi, Inc.
(a)(b)
..................... 427,821 4,714,587
139,634,702
Specialized REITs — 0.8%
Farmland Partners, Inc. .............. 418,600 5,224,128
Four Corners Property Trust, Inc. ........ 789,494 19,974,198
Gladstone Land Corp. ............... 314,685 4,547,198
Outfront Media, Inc. ................. 793,491 11,077,134
PotlatchDeltic Corp. ................. 760,234 37,327,490
Safehold, Inc.
(b)
.................... 477,569 11,175,115
Uniti Group, Inc. ................... 2,314,237 13,376,290
102,701,553
Specialty Retail — 3.4%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 256,009 2,759,777
Aaron's Co., Inc. (The) ............... 294,055 3,199,319
Abercrombie & Fitch Co., Class A
(a)(b)
...... 226,704 19,999,827
American Eagle Outfitters, Inc. .......... 1,375,989 29,115,927
America's Car-Mart, Inc.
(a)(b)
............ 56,329 4,268,048
Asbury Automotive Group, Inc.
(a)(b)
........ 198,115 44,569,932
BARK, Inc.
(a)(b)
..................... 1,263,234 1,017,535
Beyond, Inc.
(a)(b)
.................... 440,327 12,192,655
Big 5 Sporting Goods Corp.
(b)
........... 213,344 1,352,601
Build-A-Bear Workshop, Inc. ........... 26,016 598,108
Caleres, Inc. ...................... 327,879 10,075,722
Carvana Co., Class A
(a)(b)
.............. 514,267 27,225,295
Cato Corp. (The), Class A ............. 160,781 1,147,976
Chico's FAS, Inc.
(a)
.................. 1,188,901 9,011,870
Children's Place, Inc. (The)
(a)(b)
.......... 112,947 2,622,629
Designer Brands, Inc., Class A .......... 429,305 3,799,349
Destination XL Group, Inc.
(a)(b)
.......... 526,783 2,317,845
Duluth Holdings, Inc., Class B
(a)(b)
........ 121,171 651,900
EVgo, Inc., Class A
(a)(b)
............... 871,916 3,121,459
Foot Locker, Inc. ................... 802,937 25,011,488
Genesco, Inc.
(a)(b)
................... 107,292 3,777,751
Group 1 Automotive, Inc.
(b)
............. 130,774 39,852,069
GrowGeneration Corp.
(a)(b)
............. 557,436 1,399,164
Guess?, Inc. ...................... 238,718 5,504,837
Haverty Furniture Cos., Inc. ............ 139,070 4,936,985
Hibbett, Inc. ...................... 20,308 1,462,582
J Jill, Inc.
(a)(b)
...................... 40,480 1,043,574
Lands' End, Inc.
(a)(b)
................. 149,664 1,430,788
Lazydays Holdings, Inc.
(a)(b)
............ 81,224 572,629
Leslie's, Inc.
(a)(b)
.................... 1,567,652 10,832,475
MarineMax, Inc.
(a)(b)
................. 204,605 7,959,135
Monro, Inc.
(b)
...................... 301,441 8,844,279
National Vision Holdings, Inc.
(a)(b)
........ 688,984 14,420,435
ODP Corp. (The)
(a)(b)
................. 314,098 17,683,718
OneWater Marine, Inc., Class A
(a)(b)
....... 110,043 3,718,353
PetMed Express, Inc. ................ 200,623 1,516,710
Rent the Runway, Inc., Class A
(a)(b)
....... 422,692 222,970
Sally Beauty Holdings, Inc.
(a)(b)
.......... 83,389 1,107,406
Shoe Carnival, Inc. .................. 184,824 5,583,533
Signet Jewelers Ltd. ................. 427,343 45,836,810
Sleep Number Corp.
(a)(b)
.............. 111,207 1,649,200
Sonic Automotive, Inc., Class A ......... 141,449 7,950,848
Sportsman's Warehouse Holdings, Inc.
(a)(b)
.. 360,152 1,534,248
Stitch Fix, Inc., Class A
(a)(b)
............. 433,275 1,546,792
ThredUp, Inc., Class A
(a)(b)
............. 575,708 1,295,343
Tile Shop Holdings, Inc.
(a)
............. 266,734 1,963,162
Tilly's, Inc., Class A
(a)(b)
............... 205,296 1,547,932
Upbound Group, Inc. ................ 31,123 1,057,248
Urban Outfitters, Inc.
(a)
............... 410,109 14,636,790
Winmark Corp. .................... 26,837 11,205,789

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Zumiez, Inc.
(a)
..................... 155,907 $ 3,171,148
429,323,965
Technology Hardware, Storage & Peripherals — 0.4%
CompoSecure, Inc., Class A
(a)
.......... 15,905 85,887
Eastman Kodak Co.
(a)(b)
............... 545,306 2,126,693
Immersion Corp. ................... 311,339 2,198,053
Intevac, Inc.
(a)
..................... 238,364 1,029,732
IonQ, Inc.
(a)(b)
...................... 1,296,427 16,062,731
Turtle Beach Corp.
(a)
................. 160,105 1,753,150
Xerox Holdings Corp. ................ 1,146,051 21,007,115
44,263,361
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc., Class A
(a)(b)
.............. 974,117 1,193,293
Figs, Inc., Class A
(a)(b)
................ 136,492 948,619
Fossil Group, Inc.
(a)(b)
................ 471,610 688,551
G-III Apparel Group Ltd.
(a)(b)
............ 397,044 13,491,555
Hanesbrands, Inc.
(a)
................. 1,246,986 5,561,558
Movado Group, Inc. ................. 145,567 4,388,845
Oxford Industries, Inc. ............... 34,944 3,494,400
Rocky Brands, Inc. .................. 62,529 1,887,125
Vera Bradley, Inc.
(a)
................. 239,057 1,840,739
Wolverine World Wide, Inc. ............ 72,529 644,783
34,139,468
Tobacco — 0.2%
Universal Corp. .................... 232,869 15,676,741
Vector Group Ltd. .................. 1,150,443 12,976,997
28,653,738
Trading Companies & Distributors — 2.1%
Beacon Roofing Supply, Inc.
(a)(b)
......... 497,542 43,296,105
BlueLinx Holdings, Inc.
(a)
.............. 82,625 9,362,239
Boise Cascade Co.
(b)
................ 380,929 49,276,975
Distribution Solutions Group, Inc.
(a)(b)
...... 9,146 288,648
DXP Enterprises, Inc.
(a)
............... 130,292 4,390,840
EVI Industries, Inc. .................. 7,393 175,436
GATX Corp. ...................... 315,948 37,983,268
Global Industrial Co. ................. 26,138 1,015,200
GMS, Inc.
(a)
....................... 270,221 22,274,317
Hudson Technologies, Inc.
(a)
........... 349,923 4,720,461
MRC Global, Inc.
(a)(b)
................. 523,304 5,761,577
NOW, Inc.
(a)(b)
..................... 1,016,832 11,510,538
Rush Enterprises, Inc., Class A ......... 586,552 29,503,565
Rush Enterprises, Inc., Class B ......... 88,817 4,705,525
Textainer Group Holdings Ltd. .......... 385,303 18,956,908
Titan Machinery, Inc.
(a)(b)
.............. 196,228 5,667,065
Willis Lease Finance Corp.
(a)(b)
.......... 26,702 1,305,194
Xometry, Inc., Class A
(a)(b)
............. 291,544 10,469,345
260,663,206
Water Utilities — 0.4%
Artesian Resources Corp., Class A, NVS ... 19,738 818,140
California Water Service Group ......... 373,163 19,355,965
Consolidated Water Co. Ltd. ........... 102,473 3,648,039
SJW Group ....................... 302,122 19,743,672
43,565,816
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
..................... 585,012 5,926,172
Spok Holdings, Inc. ................. 164,731 2,550,036
Telephone & Data Systems, Inc. ......... 944,269 17,327,336
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Tingo Group, Inc.
(a)(b)
................. 1,124,977 $ 776,234
26,579,778
Total Common Stocks — 99.6%
(Cost: $12,748,523,136) ........................... 12,465,090,073
Rights
Biotechnology — 0.0%
(a)
Cartesian Therapeutics, Inc.
(b)
.......... 789,026 142,025
Contra Aduro Biotech I, CVR
(c)
.......... 19,180 48,697
Contra Chinook Therape, CVR
(c)
......... 381,225 167,739
358,461
Total Rights — 0.0%
(Cost: $290,703) ................................ 358,461
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/24, Strike Price USD 116.37) ..... 42,563 1,277,741
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70) .... 21,281 441,581
Total Warrants — 0.0%
(Cost: $5,241,813) .............................. 1,719,322
Total Long-Term Investments — 99.6%
(Cost: $12,754,055,652) ........................... 12,467,167,856
Short-Term Securities
Money Market Funds — 7.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(g)
............ 893,096,587 893,721,755
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 51,906,215 51,906,215
Total Short-Term Securities — 7.6%
(Cost: $944,915,506) ............................. 945,627,970
Total Investments — 107.2%
(Cost: $13,698,971,158 ) ........................... 13,412,795,826
Liabilities in Excess of Other Assets — (7.2)% ............ (898,645,891)
Net Assets — 100.0% ..............................
$ 12,514,149,935
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,149,423, representing less than 0.05% of its net assets as of period end, and an original cost of $6,061,469.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,029,227,065 $ — $ (135,812,020)
(a)
$ 85,455 $ 221,255 $ 893,721,755 893,096,587 $ 9,982,697
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 35,812,559 16,093,656
(a)
— — — 51,906,215 51,906,215 1,059,438 —
$ 85,455 $ 221,255 $ 945,627,970 $ 11,042,135 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 420 03/15/24 $ 43,002 $ (454,183)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,463,164,414 $ 1,925,657 $ 2 $ 12,465,090,073
Rights ................................................ — 142,025 216,436 358,461
Warrants .............................................. 1,719,322 — — 1,719,322
Short-Term Securities
Money Market Funds ...................................... 945,627,970 — — 945,627,970
$ 13,410,511,706 $ 2,067,682 $ 216,438 $ 13,412,795,826
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (454,183) $ — $ — $ (454,183)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust